UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04033

                            SIT MUTUAL FUNDS II, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                  Date of fiscal year end: March 31, 2005

                  Date of reporting period: December 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS
         -----------------------

The Registrant, Sit Mutual Funds II, Inc., is comprised of:
         Sit Tax-Free Income Fund (Series A)
         Sit Minnesota Tax-Free Income Fund (Series B)


THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

=================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (95.4%) (2)
    EDUCATION/STUDENT LOAN (4.2%)
          1,000,000    Minneapolis Rev. Series 1997-A (Univ. Gateway Proj.), 5.25%, 12/1/17                             1,033,350
                       Minnesota Higher Educ. Fac. Auth. Rev.:
            750,000       Series 1998-4T (College of St. Benedict), 5.35%, 3/1/20                                         756,660
            100,000       Series 1998-4R (St. Olaf College), 5.25%, 10/1/23                                               101,513
            458,000       Lease Rev. Series 1999-5A (Concordia University), 5.25%, 4/25/14                                459,008
            700,000       Series 1999-4Y (Augsburg College), 5.05%, 10/1/13                                               719,068
            150,000       Series 1999-4Y (Augsburg College), 5.20%, 10/1/16                                               153,811
             75,000       Series 1999-4Y (Augsburg College), 5.30%, 10/1/27                                                77,108
            700,000       Series 2005-6C (Augsburg College), 5.00%, 5/1/23                                                721,119
            100,000       Series 1999-4Z (Northwestern Hlth. Services University), 4.875%, 10/1/09                        101,314
            275,000       Series 1999-4Z (Northwestern Hlth. Services University), 5.20%, 10/1/13                         278,468
            100,000       Series 2000-5D (College Art & Design), 5.75%, 5/1/08                                            104,171
             50,000       Series 1998-4T (St. Benedict College), 5.125%, 3/1/13                                            50,413
            110,000       Series 1996-4A1 (University of St. Thomas), 5.625%, 10/1/21                                     111,494
            270,000       Series 2004-5U (St. Mary's Univ.), 3.75%, 10/1/13                                               263,501
                       Moorhead Educ. Fac. Rev. Series 2005-A (Concordia College Corp. Proj.):
            665,000       4.00%, 12/15/06                                                                                 668,910
          1,115,000       5.00%, 12/15/20                                                                               1,170,293
            310,000    Northfield Lease Rev. Series 1999-A (Village School Proj.), 7.50%, 12/1/24                         246,844
            550,000    Ramsey Lease Rev. Series 2004-A (Pact Charter School Proj.), 5.65%, 12/1/13                        556,969
                       St. Paul Hsg. & Redev. Auth. Lease Rev.:
            120,000       Series 1999 (St. Paul Academy & Summit School Proj.), 5.50%, 10/1/24                            124,891
            815,000       Series 2001-A (Cmty. of Peace Academy Proj.), 6.375%, 12/1/11                                   819,523
            750,000       Series 2001-A (Cmty. of Peace Academy Proj.), 7.00%, 12/1/15                                    764,730
            350,000       Series 2001-A (Cmty. of Peace Academy Proj.), 7.375%, 12/1/19                                   360,157
            415,000       Series 2002-A (New Spirit Charter School Proj.), 6.50%, 12/1/12                                 420,959
            100,000    Victoria Private School Fac. Rev. Series 1999-A (Holy Family Catholic H.S. Proj.),
                          5.20%, 9/1/11                                                                                   101,106
                       Winona Port. Auth. Lease Rev. Series 1999-A (Bluffview Montessori School Proj.):
             80,000    5.80%, 12/1/06                                                                                      81,358
             85,000    5.90%, 12/1/07                                                                                      87,800
            165,000    8.00%, 12/1/24                                                                                     173,953
                                                                                                                 ----------------
                                                                                                                       10,508,491
                                                                                                                 ----------------
    ESCROWED TO MATURITY/PREREFUNDED (5.3%)
            515,000    Carver Co. Hsg. & Redev. Auth. Hsg. & Dev. Gross Rev. Ltd.Tax G.O.
                          (Chanhassen Apts. Proj.), 7.00%, 1/1/25                                                         525,351
            100,000    Cloquet Hsg. Fac. Rev. Series 2001-A (HADC Cloquet, LLC Proj.), 7.50%, 2/1/17                      104,984
                       Cloquet Multifamily Hsg. Rev. Refunding Series 2001-A (HADC Proj.):
             60,000       6.25%, 2/1/06                                                                                    60,128
             60,000       6.50%, 2/1/07                                                                                    61,787
             75,000       7.10%, 2/1/10                                                                                    78,421
            180,000    Dakota Co. Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding (Walnut Trails Apts.
                          Proj.), Subordinate Series 1995-C, 9.00%, 1/20/15                                               194,006
            100,000    Eagan G.O. Series 2000-A, 5.25%, 2/1/11                                                            100,165
            225,000    Goodhue Co. Econ. Dev. Auth. Rev. Series 1997-A (Courts Bldg. Proj.), 5.75%, 2/1/13                225,461
          2,950,000    Little Canada Multifamily Hsg. Rev. Series 1997-A (Hsg. Alt. Dev. Co. Proj.), 6.10%,
                          12/1/17                                                                                       3,052,158
                       Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
          1,000,000       Series 2001-G3 (LOC-U.S. Bank), 5.35%, 12/1/21                                                1,088,460
            175,000       Series 2001-G3 (LOC-U.S. Bank), 5.45%, 12/1/31                                                  191,404
             45,000    Minneapolis G.O. Series 1999 (Parking Ramp Proj.), 5.125%, 12/1/16                                  47,859
                       Minnesota Higher Educ. Fac. Auth. Rev.:
            125,000       Series 1992-3L1 (Carleton College), 5.75%, 11/1/12                                              126,009
            425,000       Series 1996-4F1 (Augsburg College), 6.25%, 5/1/23                                               435,871
             50,000       Series 1997-4J (Macalester College), 5.40%, 3/1/09                                               51,194
            800,000       Series 1997-4L (St. John's University), 5.35%, 10/1/17                                          827,664
            400,000       Series 1997-4L (St. John's University), 5.40%, 10/1/22                                          414,172
                       MN Public Facs. Auth. Wtr. Pollution Ctrl. Rev.: Series 1997:
             70,000       Series 1996-B, 5.00%, 3/1/17                                                                     70,196
            215,000       Series 1997, 5.00%, 3/1/12                                                                      219,257
            105,000       Series 1997, 5.00%, 3/1/16                                                                      107,079
                       MN Agr. & Econ. Dev. Board Rev. Series 2000-A (Fairview Hlth. Care System Proj.):
            320,000       6.375%, 11/15/22                                                                                362,131
            360,000       6.375%, 11/15/29                                                                                407,398
            630,000    Puerto Rico Childrens Trust Fund Tobacco Settlement Rev. Series 2000, 5.75%, 7/1/20                665,677
          2,520,000    Shoreview Sr. Hsg. Rev. Series 1996 (Shoreview Sr. Residence Proj.), 7.25%, 2/1/26               2,577,708
            810,000    Steele Co.  Hlth. Care Fac. Rev. Series 2000 (Elderly Hsg. Proj.), 6.625%, 6/1/20                  871,195
            250,000    St. Louis Co. Hsg. & Redev. Auth. Rev. Series 1997 (Law Enforce. Proj.)(FGIC insured),
                          5.00%, 12/1/08                                                                                  250,012
            100,000    St. Paul ISD No. 625 G.O. Series 1998-A, 5.00%, 2/1/12                                             100,146
                                                                                                                 ----------------
                                                                                                                       13,215,893
                                                                                                                 ----------------
    GENERAL OBLIGATION (4.6%)
             40,000    Apple Valley Equipment Certficates G.O. Series 2004, 2.50%, 10/1/06                                 39,769
            200,000    Barnesville Impt. G.O. Series 2002, 5.00%, 2/1/23                                                  205,764
            300,000    Becker Co. G.O. Refunding Series 2001, 3.75%, 2/1/06                                               300,153
             25,000    Cold Spring G.O. Series 1998-B, 4.55%, 12/1/08                                                      25,104

=================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
             75,000    Cold Spring G.O. Series 2000, 5.15%, 2/1/09                                                         76,075
             50,000    Hutchinson ISD No. 423 G.O. Series 1996-A, 5.85%, 2/1/18                                            52,370
             50,000    Little Falls G.O. Series 1999-A, 5.00%, 2/1/11                                                      50,649
            250,000    Metropolitan Council Mpls.-St. Paul Metro Area Transit G.O. Series 2000-A, 5.00%, 2/1/06           250,465
            300,000    Minneapolis ISD No. 001 Series 1997, 5.00%, 2/1/09                                                 300,438
          1,685,000    Minneapolis-St. Paul Metro Apartments Cmnty. G.O.  Series 1998-13, 5.00%, 1/1/10                 1,773,109
          4,000,000    MN G.O. Series 1997, 4.90%, 8/1/14                                                               4,094,680
            250,000    Montgomery ISD No. 394 G.O. Series 1997-A, 5.25%, 2/1/13                                           250,418
            780,000    New Ulm ISD No. 088 Refunding G.O. Series 1998, 4.35%, 2/1/17                                      784,664
            225,000    North St. Paul Maplewood ISD No. 622 G.O. Series 1996-A, 5.125%, 2/1/20                            228,994
            350,000    Owatonna ISD No. 761 G.O. Series 1996, 5.10%, 2/1/07                                               350,539
            150,000    Sauk Rapids Tax Increment G.O. Series 1997-B, 5.25%, 8/1/12                                        151,653
          1,000,000    Savage G.O. Series 1996-A, 5.35%, 2/1/07                                                         1,001,740
            130,000    St. Anthony G.O. Series 2004-B, 1.55%, 2/1/07                                                      127,206
            100,000    St. Cloud Infrastructure Mgmt. Fund G.O. Series 1997-C, 4.70%, 3/1/06                              100,123
                       St. Paul Cap. Impt. G.O. Series 2005:
            835,000       4.00%, 3/1/06                                                                                   836,169
            290,000       4.00%, 9/1/06                                                                                   291,566

            100,000    St. Paul Street Impt. Special Assessment G.O. Series 2000-B, 5.30%, 3/1/12                         103,824
             30,000    Winona Water & Sewer G.O. Series 1998-C, 4.90%, 2/1/13                                              30,041
                                                                                                                 ----------------
                                                                                                                       11,425,513
                                                                                                                 ----------------
    HOSPITAL/HEALTH CARE (22.5%)
                       Aitkin Hlth. Care Fac. Rev. Series 2001 (Riverwood Hlth. Care Ctr. Proj.):
            250,000       6.00%, 2/1/06                                                                                   250,318
            250,000       6.25%, 2/1/07                                                                                   254,280
                       Alexandria Hlth. Care Fac. Rev. Series 2002-B (BSM Property - Bethany Home Proj.):
            375,000       4.65%, 7/1/06                                                                                   375,000
            375,000       4.95%, 7/1/07                                                                                   376,597
                       Bemidji Hosp. Fac. Rev. Refunding (North Country Hlth. Proj.):
            110,000       Series 1995, 6.05%, 9/1/24                                                                      110,166
          1,035,000       Series 1996, 5.625%, 9/1/21                                                                   1,065,118
                       Brooklyn Center Hlth. Care Fac. Rev. Series 1993 (Maranatha Proj.):
            500,000       7.50%, 12/1/10                                                                                  500,940
            200,000       7.60%, 12/1/18                                                                                  200,286
          1,750,000    Breckenridge Rev. Series 2004-A (Catholic Hlth. Initiatives Proj.), 5.00%, 5/1/30                1,815,082
            240,000    Cambridge Hsg. & Hlth. Care Fac. Rev. Series 1998-C (Grandview West Proj.), 5.25%,
                          10/1/08                                                                                         243,353
            905,000    Columbia Heights Multifamily & Health Care Fac. Rev.  Series 1998
                          (Crest View Corp. Proj.), 5.75%, 9/1/11                                                         905,136
                       Crookston Nursing Home & Multifamily Hsg. Rev Series 2002-A (Villa St. Vincent Proj.):
            100,000       4.75%, 9/1/08                                                                                   101,269
             75,000       5.50%, 9/1/11                                                                                    77,507
                       Cuyuna Range Hosp. Dist. Hlth. Fac. Gross Rev.:
                           Series 1999-A:
          1,000,000         5.75%, 6/1/14                                                                               1,025,590
          1,000,000         6.00%, 6/1/19                                                                               1,025,970
            235,000        Series 2005, 4.50%, 6/1/13                                                                     234,156
          1,500,000    Detroit Lakes Hsg. Rev. Ref. Series 2004-E (Mankato Lutheran Proj.), 4.25%, 8/1/34               1,504,320
            455,000    Detroit Lakes Hsg. & Hlth. Facs. Rev. Ref. Series 2004-A (CDL Homes Proj.), 4.00%,
                          8/1/34                                                                                          449,476
            400,000    Duluth Econ. Dev. Auth. Hlth. Care Fac. Rev. Series 2002 (St. Luke's Hosp. Proj.), 6.00%,
                          6/15/12                                                                                         409,688
                       Duluth Sr. Hsg. Loan Participation (Lakeshore Proj.):
            964,421       Series 2004, 4.00%, 8/20/36                                                                     965,579
             32,821       Series 2005, 5.20%, 12/20/35                                                                     32,821
                       Elk River Rev. Series 1998 (Care Choice Member Proj.):
          1,000,000       5.60%, 8/1/13                                                                                 1,014,900
            160,000       5.75%, 8/1/23                                                                                   161,232
            850,000    Fergus Falls Hlth. Care Fac. Auth. Rev. Series 1995 (Lake Region Hosp. Corp.), 6.40%,
                          12/1/15                                                                                         868,300
                       Glencoe Hlth. Care Fac. Rev. Series 2005 (Glencoe Regional Hlth. Svcs. Proj.):
            280,000       3.60%, 4/1/08                                                                                   277,525
            915,000       4.15%, 4/1/12                                                                                   907,149
                       Hastings Hlth. Care Fac. Rev. Series 1998 (Augustana Home of Hastings Proj.):
            115,000       5.10%, 11/1/09                                                                                  113,948
            120,000       5.20%, 11/1/10                                                                                  118,861
            135,000       5.40%, 11/1/12                                                                                  133,601
            140,000       5.50%, 11/1/13                                                                                  138,804
          1,000,000    Maple Grove Hlth. Care Fac. Rev. Series 2005 (North Memorial Hlth. Care Proj.), 5.00%,
                          9/1/20                                                                                        1,046,780
                       Maplewood Hlth. Care Fac. Rev. Refunding Series 2005-A (VOA Care Centers Proj.):
            100,000       4.00%, 10/1/06                                                                                  100,076
            250,000       4.00%, 10/1/07                                                                                  249,497
            255,000       4.125%, 10/1/08                                                                                 253,513
            300,000       4.375%, 10/1/09                                                                                 298,833
                       Marshall Medical Center Gross Rev. (Weiner Memorial Medical Center Proj.):
            305,000       Series 1999, 5.65%, 11/1/13                                                                     320,753
            320,000       Series 1999, 5.70%, 11/1/14                                                                     336,106
            150,000       Series 2003-B, 4.85%, 11/1/11                                                                   156,871
             50,000       Series 2003-A, 5.00%, 11/1/14                                                                    52,433
            850,000       Series 2003-A, 5.85%, 11/1/23                                                                   923,023

=================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
                       Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 2003 (Health
                          Partners Proj.):
            300,000       4.50%, 12/1/06                                                                                  302,541
          1,000,000       5.25%, 12/1/08                                                                                1,040,440
            750,000       5.25%, 12/1/12                                                                                  801,570
            700,000       5.25%, 12/1/13                                                                                  750,127
          1,150,000       5.00%, 12/1/14                                                                                1,206,189
            500,000       5.875%, 12/1/29                                                                                 537,430
            150,000    Minneapolis Hsg. & Hlth. Care Facs. Rev. Series 1997 (Augustana Chapel View Homes Proj.),
                          6.75%, 6/1/27                                                                                   150,781
                       Minneapolis Hlth. Care Fac. Rev.:
            780,000       Series 1999 (Shelter Care Foundation Proj.), 6.00%, 4/1/10                                      775,882
                          Series 2004-A (Augustana Chapel View Homes Proj.):
            270,000         3.50%, 1/1/06                                                                                 269,992
            280,000         4.00%, 1/1/07                                                                                 278,048
            315,000         5.20%, 1/1/11                                                                                 317,066
            500,000         5.75%, 1/1/19                                                                                 508,895
            500,000         5.80%, 1/1/24                                                                                 506,700
                          Series 2005 (Jones-Harrison Residence Proj.):
            105,000         3.50%, 4/1/07                                                                                 104,917
            110,000         3.50%, 10/1/07                                                                                109,870
          1,470,000         5.40%, 10/1/25                                                                              1,459,284
                          Series 2005-E (Augustana Chapel View Homes Proj.):
            190,000         4.00%, 6/1/08                                                                                 190,604
            200,000         4.20%, 6/1/09                                                                                 201,184
            205,000         4.40%, 6/1/10                                                                                 206,583
            220,000         4.55%, 6/1/11                                                                                 222,616
            240,000         4.80%, 6/1/13                                                                                 242,419
            250,000         4.90%, 6/1/14                                                                                 252,180
            255,000         5.00%, 6/1/15                                                                                 258,017
            270,000         5.10%, 6/1/16                                                                                 273,467
            285,000         5.25%, 6/1/17                                                                                 289,010
                       MN Agr. & Econ. Dev. Board Hlth. Care Rev.:
                          Series 1999 (Benedictine Care Centers Proj.):
            115,000         5.45%, 2/1/09                                                                                 116,842
            120,000         5.45%, 8/1/09                                                                                 122,129
            120,000         5.50%, 2/1/10                                                                                 122,395
            125,000         5.50%, 8/1/10                                                                                 127,696
                       MN Agr. & Econ. Dev. Board Rev.:
                          Series 2000 (Evangelical Lutheran Good Samaritan Society Proj.):
            410,000         5.80%, 8/1/08                                                                                 427,872
            750,000         6.55%, 8/1/16                                                                                 825,465
            770,000       Series 2002-B (Principal Custody Receipts Proj.), Zero coupon, 3.85% effective yield,
                             11/15/22                                                                                     609,848
                          Series 2002 (Evangelical Lutheran Good Samaritan Society Proj.):
            345,000         5.40%, 2/1/09                                                                                 358,748
            220,000         5.50%, 2/1/12                                                                                 234,324
                          Series 2000-A (Fairview Hlth. Care Sys. Proj.):
             10,000         6.375%, 11/15/22                                                                               10,938
             20,000         6.375%, 11/15/29                                                                               21,712
                       Moose Lake Cmnty. Hosp. Dist. Hlth. Facs. Rev. Ref. Series 2005-A (Crossover Proj.):
            110,000       4.10%, 12/1/10                                                                                  110,508
            225,000       4.40%, 12/1/14                                                                                  226,370
                       New Hope Hlth. Care Facs. Rev. Series 1999 (St. Therese Home, Inc. Proj.):
             45,000       Series 2003-B, 3.00%, 10/1/06                                                                    44,675
            300,000       Series 2003-A, 5.90%, 10/1/23                                                                   310,935
                       New Hope Hlth. Care Facs. Rev. (MN Masonic Home North Ridge Proj.):
          1,000,000       5.90%, 3/1/19                                                                                 1,036,700
            425,000       5.875%, 3/1/29                                                                                  436,080
                       North Oaks Presbyterian Loan Participation:
            896,693       Series 2004-B, 4.25%, 12/15/34                                                                  899,724
            646,740       Series 2004-C, 4.38%, 12/15/34                                                                  648,926
            431,962       Series 2004-D, 4.75%, 12/15/34                                                                  432,281
                       Northfield Hospital Rev. Series 2001-C:
          1,080,000       6.00%, 11/1/13                                                                                1,163,581
             50,000       6.00%, 11/1/21                                                                                   53,412
          3,100,000       6.00%, 11/1/26                                                                                3,287,147
                       Olmsted Co. Hlth. Care Fac. Rev. Series 1998 (Olmsted Medical Ctr. Proj.):
            775,000       5.45%, 7/1/13                                                                                   795,382
            900,000       5.55%, 7/1/19                                                                                   919,440
                       Pine Island Hlth. Care Facs. Rev. Series 2001 (Olmsted Med. Ctr. Proj.):
            155,000       4.90%, 7/1/09                                                                                   158,365
            240,000       5.00%, 7/1/10                                                                                   245,402
             90,000    Rochester Hlth. Care Fac. Rev. G.O. Series 1998-A (Mayo Foundation Proj.), 5.50%, 11/15/27          94,241
                       Rochester Hlth. Care & Hsg. Rev. Series 2003-A (Samaritan Bethany Inc. Proj.):
            160,000       3.25%, 8/1/06                                                                                   159,155
            500,000       6.25%, 8/1/19                                                                                   516,490
                       Shakopee Hlth. Care Facs. Rev. Series 2004 (St. Francis Regl. Med. Ctr. Proj.):
            315,000       4.00%, 9/1/06                                                                                   315,454
            125,000       5.10%, 9/1/25                                                                                   128,519
          1,500,000    Stillwater Hlth. Care Rev. Series 2005 (Hlth. Sys. Obligation Proj.), 5.00%, 6/1/25              1,539,615

=================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
                       St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 1998 (Regions Hosp. Proj.):
            800,000       5.00%, 5/15/08                                                                                  818,224
            250,000       5.00%, 5/15/10                                                                                  257,085
             50,000       5.00%, 5/15/11                                                                                   51,247
          1,340,000       5.20%, 5/15/13                                                                                1,374,183
          2,050,000       5.25%, 5/15/18                                                                                2,090,651
            605,000       5.30%, 5/15/28                                                                                  614,172
          1,000,000    St. Paul Hsg. & Redev. Auth. Hosp. Rev. Series 2005 (Health East Proj.), 5.25%, 11/15/14         1,027,500
            960,000    St. Paul Hsg. & Redev. Auth. Nursing Home Dev. Rev. Refunding Series 1996-C
                          (Franciscan Hlth. Cmmty. Proj., St. Mary's Home), 7.00%, 7/1/21                                 967,450
                       St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2005 (Gillette Childrens Hosp.
                          Proj.):
            200,000       4.00%, 2/1/06                                                                                   200,112
            200,000       5.00%, 2/1/07                                                                                   203,292
            300,000       4.00%, 2/1/11                                                                                   297,540
            200,000       5.00%, 2/1/13                                                                                   205,758
            225,000       5.00%, 2/1/14                                                                                   229,793
            400,000    St. Paul Hsg. & Redev. Auth. Hlth. Care Rev. Series 2001A (Model Cities Hlth. Ctr.
                          Proj.), 6.50%, 11/1/11                                                                          415,620
            440,000    St. Paul Port Auth. Lease Rev. Series 2005A (Health East Midway Campus Proj.), 5.00%,
                          5/1/10                                                                                          444,374
            150,000    White Bear Lake First Mtg. Rev. Series 2004 (Health East Care Ctr. Proj.), 2.75%, 11/1/06          148,393
                                                                                                                 ----------------
                                                                                                                       56,496,434
                                                                                                                 ----------------
    INDUSTRIAL / POLLUTION CONTROL (7.6%)
          1,680,000    Anoka Co. Solid Waste Disp. Rev. Series 1987-A (Natl. Rural Util. Proj.), 6.95%, 12/1/08         1,700,513
          1,190,000    Burnsville Solid Waste Rev. Refunding Series 2003-A (Freeway Transfer Inc. Proj.),
                          4.15%, 4/1/10                                                                                 1,171,936
            500,000    Cohasset Pollution Ctrl. Rev. Refunding Series 2004 (Allete, Inc. Proj.), 4.95%, 7/1/22            507,070
            655,000    East Grand Forks Industrial Dev. Rev. Refunding Series 2001-B (Am. Crystal Sugar Proj.),
                          5.40%, 4/1/11                                                                                   676,032
            180,000    Guam Economic Dev. Auth. Tobacco Settlement Asset-Backed Series 2001-A, 5.00%, 5/15/22             182,239
          1,000,000    Guam Econ. Dev. Auth. Tobacco Settlement Asset-Backed Rev. Series 2001-B,
                          Zero Coupon, 5.20% Effective Yield on Purchase Date, 5/15/15                                    907,630
          1,500,000    Hugo Industial Dev. Rev. Refunding Series 2002 (MN Union Builders Proj.), 7.75%,
                          3/1/17 (3)                                                                                      902,940
                       Laurentian Energy Auth. MN Cogeneration Rev. Series 2005-A:
            940,000       4.00%, 12/1/07                                                                                  936,315
            650,000       4.00%, 12/1/08                                                                                  644,910
            965,000       4.00%, 12/1/09                                                                                  952,098
                       MN Public Facs. Auth. Water Pollution Ctrl. Rev.:
             85,000       Series 1997, 5.00%, 3/1/12                                                                       86,584
             45,000       Series 1997, 5.00%, 3/1/16                                                                       45,798
          1,500,000       Series 1998, 5.00%, 3/1/14                                                                    1,547,400
            185,000       Series 2001-A, 5.00%, 3/1/19                                                                    196,239
                       Owatonna Industrial Dev. Rev. Series 1997 (Slidell, Inc. Proj.):
            280,000       7.25%, 5/1/14 (3)                                                                               174,493
            505,000       7.375%, 5/1/17 (3)                                                                              314,251
             20,000       7.375%, 5/1/20 (3)                                                                               12,436
             10,000       7.50%, 5/1/24 (3)                                                                                 6,214
            525,000    Puerto Rico Indus. Tourist, Educ., Medical and Environmental Control Facs. Financing Auth.
                          Industrial Rev. Series 1998A (Guaynabo Warehouse for Emergencies Proj.), 4.35%, 7/1/06          526,685
                       Puerto Rico Childrens Trust Fund Tobacco Settlement Rev.:
            300,000       Series 2002, 4.00%, 5/15/10                                                                     299,154
          2,075,000       Series 2002, 5.375%, 5/15/33                                                                  2,112,371
            465,000    Roseville Dev. Rev. Refunding Series 2004 (Roseville Office Plaza Proj.), 4.625%, 8/1/12           471,519
            265,000    Sauk Centre Industrial Dev. Rev. Series 1998 (Seluemed LLP Proj.)(LOC First Trust), 5.75%,
                          4/1/18                                                                                          265,201
          1,250,000    Seaway Port Auth. Duluth Dock & Wharf Rev. Refunding Series 2004 (Cargill, Inc. Proj.),
                          4.20%, 5/1/13                                                                                 1,263,087
                       St. Paul Hsg. & Redev. Auth. District Cooling Rev. Series 1998-J:
            150,000       4.75%, 3/1/08                                                                                   152,468
             95,000       5.125%, 3/1/12                                                                                   98,255
            500,000       5.35%, 3/1/18                                                                                   515,270
                       Virgin Islands Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2001:
            750,000       Zero Coupon, 4.95% Effective Yield on Purchase Date, 5/15/14                                    677,820
          1,610,000       5.00%, 5/15/21                                                                                1,609,903
                                                                                                                 ----------------
                                                                                                                       18,956,831
                                                                                                                 ----------------
    INSURED (7.9%)
             50,000    Bemidji ISD No. 031 G.O. Series 1998 (FSA insured), 5.00%, 4/1/19                                   50,946
            280,000    Elk River G.O. Series 1999-3A (FGIC Insured), 5.00%, 2/1/13                                        280,420
                       Goodhue Co. Econ. Dev. Auth. Lease Rev. Series 1998-A (MBIA insured):
            450,000       4.65%, 2/1/12                                                                                   450,491
            475,000       4.70%, 2/1/13                                                                                   475,537
                       Hastings Hlth. Care Fac. Rev. Series 1998 (Regina Med. Ctr.)(ACA insured):
            565,000       5.25%, 9/15/18                                                                                  575,938
            275,000       5.30%, 9/15/28                                                                                  279,408
             20,000    Itasca Co. ISD No. 318 G.O. Series 1996 (MBIA insured), 5.20%, 2/1/10                               20,032
             20,000    Marshall Lease Rev. Series 1998-A (Law Enforcement Ctr. Proj.)(MBIA insured), 4.40%,
                          2/1/06                                                                                           20,020
                       Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. Rev. Series 1993-A
                          (Healthspan Hlth. Sys. Proj.) (Ambac insured):
            175,000       5.00%, 11/15/13                                                                                 175,228
          3,265,000       4.75%, 11/15/18                                                                               3,267,971
                       Minneapolis & St. Paul Metro Airport Comm. Airport Rev. (Ambac insured):
            290,000       Series 1998-A, 5.00%, 1/1/22                                                                    299,964
            380,000       Series 1998-A, 5.00%, 1/1/30                                                                    387,368
          1,650,000       Series 1998-B, 5.25%, 1/1/13                                                                  1,709,730

=================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
            650,000    MN HFA Single Family Mtg. Rev. Series 2001-A (MBIA insured), 5.35%, 7/1/17                         667,765
                       NE Metro Intermediate School Dist. No. 916 C.O.P. Series 2004:
            705,000       3.00%, 1/1/06                                                                                   704,993
            500,000       4.25%, 1/1/14                                                                                   504,395
            305,000    North Mankato Impt. G.O. Series 2000-A (FGIC insured), 4.75%, 2/1/10                               305,357
                       Perham Gas Utility Rev. Series 1999 (Radian insured):
            300,000       5.35%, 6/1/19                                                                                   314,064
             50,000       5.45%, 6/1/29                                                                                    51,364
            200,000    Puerto Rico Indus. Tourist Educ. Med. & Environmental Ctl. Facs. Rev. Series 1995-A
                          (Hosp. Auxilio Oblig. Group Proj.) (MBIA insured), 6.25%, 7/1/16                                202,480
          1,000,000    Puerto Rico CommonWealth Public Impt. Series 2001 (FSA insured), 5.125%, 7/1/30                  1,058,110
            300,000    Scott Co. Hsg. & Redev. Auth. Ltd. Special Benefits Tax Series 1997-B (River City Centre
                          Proj.), (Ambac insured), 5.45%, 2/1/20                                                          311,232
            100,000    Sleepy Eye Refunding & Impt. G.O. Series 2005-A (Ambac insured), 3.00%, 2/1/06                      99,989
                       St. Cloud Hosp. Facs. Rev. Ref. (St. Cloud Hosp. Proj.) (Ambac insured),
            485,000       Series 1996-B, 5.00%, 7/1/20                                                                    492,799
            200,000    St. Cloud Hlth. Care Rev. Series 2000-A (St. Cloud Hosp. Obligated Group)(FSA insured),
                          5.125%, 5/1/09                                                                                  210,442
            235,000    St. Paul Hsg. & Redev. Auth. Rev. Series 1993 (Ramsey Med. Ctr. Proj.)(Ambac insured),
                          5.55%, 5/15/23                                                                                  235,383
          2,415,000    St. Paul Hsg. & Redev. Sales Tax Rev. Refunding Series 1996 (Civic Center Proj.)
                          (FSA insured), 7.10%, 11/1/23                                                                 3,007,762
            100,000    St. Paul Ind. School Dist. No. 625 G.O. Series 1997-B (FSA insured), 4.65%, 2/1/06                 100,118
            130,000    Scott Co. Hsg. & Redev. Auth. Fac. Lease Rev. Series 1997 (Justice Ctr. Proj.)(Ambac
                          insured), 5.50%, 12/1/15                                                                        135,010
            165,000    Stillwater Cap. Outlay G.O. Series 1996-A (FSA insured), 5.375%, 2/1/11                            165,295
            805,000    Waconia Hlth. Care Facs. Rev. Series 1999-A (Ridgeview Med. Ctr. Proj.) 6.125%, 1/1/29             867,999
            300,000    Western MN Pwr. Agy. Rev. Refunding Series 1996-A (Ambac insured), 5.50%, 1/1/12                   306,543
          1,750,000    White Earth Band of Chippewa Indians Rev. Series 2000-A (ACA insured), 7.00%, 12/1/11            1,898,803
            145,000    Worthington Perm. Impt. Revolving Fd. G.O. Series 1998-A (FSA insured), 4.50%, 2/1/10              145,136
                                                                                                                 ----------------
                                                                                                                       19,778,092
                                                                                                                 ----------------
    MULTIFAMILY MORTGAGE (23.9%)
                       Apple Valley Multifamily Hsg. Rev. Refunding Series 1998-A (Mtg. Loan/Apple Valley
                          Villa Proj.) (GNMA collateralized):
             40,000       4.90%, 8/1/09                                                                                    41,065
          1,520,000       5.25%, 8/1/18                                                                                 1,551,114
                       Austin Hsg. & Redev. Auth. Governmental Hsg. Gross Rev. (Courtyard Res. Proj.):
             50,000       Series 1995-A, 7.00%, 1/1/15                                                                     51,005
            500,000       Series 1995-A, 7.25%, 1/1/26                                                                    510,050
            650,000       Series 2000-A, 7.15%, 1/1/20                                                                    696,969
            500,000       Series 2000-A, 7.25%, 1/1/32                                                                    534,940
            494,531    Buffalo Hlth. Care C.O.P. Series 2004-C (Central MN Sr. Hsg., LLC Proj.), 7.50%, 2/20/33           494,764
                       Burnsville Multifamily Hsg. Rev. Refunding Series 1991 (Oak Leaf Apts. Proj.)(GNMA
                          collateralized):
            680,000       7.05%, 1/1/12                                                                                   681,265
            780,000       7.125%, 1/1/17                                                                                  781,349
            860,000       7.125%, 1/1/21                                                                                  861,462
            150,000       7.15%, 1/1/27                                                                                   150,240
            530,000       7.15%, 1/1/23                                                                                   530,896
            425,000       7.15%, 1/1/25                                                                                   425,684
                       Carver Co. Hsg. & Redev. Auth. Multifamily Hsg.:
          1,280,000       Gross Rev. & Ltd. Tax Refunding Series 1997-A (Lake Grace Apts. Proj.), 6.00%, 7/1/28         1,314,048
            650,000       Rev. Refunding Series 1997-A (Waybury Apts. Proj.), 5.875%, 8/1/27                              676,455
            400,000       Subordinate Rev. Refunding Series 1997-C (Waybury Apts. Proj.), 8.00%, 8/1/27                   413,220
                       Chaska Multifamily Hsg. Rev. Series 1999 (West Suburban Hsg. Partners Proj.):
            235,000       5.00%, 9/1/09                                                                                   228,695
            495,000       5.375%, 9/1/14                                                                                  467,567
            700,000    Coon Rapids Multifamily Hsg. Rev. Refunding Series 1997-A (Margaret Place Apts. Proj.),
                          6.50%, 5/1/25                                                                                   726,166
                       Coon Rapids Senior Hsg. Rev. Refunding Series 1998 (Epiphany Sr. Citizens Hsg. Corp.
                          Proj.):
            115,000       5.30%, 11/1/07                                                                                  115,055
            115,000       5.40%, 11/1/08                                                                                  115,051
            170,000       5.50%, 11/1/10                                                                                  170,036
            545,000       5.80%, 11/1/18                                                                                  545,011
            800,000    Dakota Co. Cmty. Dev. Agy. Hsg. Fac. Rev. Subordinate Series 2002-B
                          (HADC Apple Valley Sr. Apts. Proj.), 7.50%, 8/15/43                                             441,352
          1,930,000    Eagan Multifamily Hsg. Rev. Refunding Series 1997-A (Woodridge Apts. Proj.), 5.95%, 2/1/32       2,017,275
                       Eden Prairie Multifamily Hsg. Rev. Refunding :
             25,000       Series 1997 (Preserve Place Proj.) (GNMA collateralized), 4.90%, 1/20/08                         25,605
            300,000       Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.50%, 1/20/18                      310,875
            410,000       Series 1997-A (Preserve Place Proj.) (GNMA collateralized), 5.60%, 7/20/28                      422,157
            470,000       Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.00%, 8/20/21                513,795
            675,000       Senior Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.15%, 8/20/31                733,658
          1,185,000       Series 2001-A (Rolling Hills Proj.) (GNMA collateralized), 6.20%, 2/20/43                     1,283,474
            980,000       Subordinate Series 2001-C (Rolling Hills Proj.), 9.00%, 4/1/43                                  978,706
                       Faribault Hsg. & Redev. Auth. Govt. Hsg. Dev. Gross Rev. Ref. Series 1998-A (Trails Edge
                          Apts. Proj.):
            100,000       5.125%, 2/1/18                                                                                  102,918
            100,000       5.25%, 2/1/28                                                                                   103,749
                       Fairmont Hsg. Fac. Rev. Series 2002-A1 (Homestead-GEAC Proj.):
          1,100,000       6.625%, 10/1/11                                                                               1,160,313
            295,000       6.875%, 10/1/14                                                                                 299,437

=================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
                       Fairmont Hsg. Fac. Rev. Series 2005-A (Goldfinch Estates-GEAC Proj.):
            300,000       5.75%, 10/1/17                                                                                  301,038
            290,000       6.00%, 10/1/21                                                                                  290,989
                       Golden Valley Rev. Series 1999-A (Covenant Retirement Cmntys. Proj.):
            500,000       5.50%, 12/1/25                                                                                  519,040
          1,270,000       5.50%, 12/1/29                                                                                1,315,136
                       Grand Rapids Hsg. & Redev. Auth. (Lakeshore Place and Forest Park West Apts. Proj.):
             45,000       Series 1999-B, 5.00%, 10/1/09                                                                    45,402
            500,000       Series 1999-A, 5.20%, 10/1/19                                                                   508,585
          1,660,000       Series 1999-A, 5.30%, 10/1/29                                                                 1,674,691
            130,000       Series 1999-B, 5.70%, 10/1/29                                                                   131,322
            500,000    Hastings Hsg. & Redev. Auth. Rev. Series 2001 (Augustana Apts. Proj.)                              504,330
            485,000    Hopkins Subordinate Multifamily Hsg. Rev. Refunding Series 1996-C (Auburn Apts. Proj.),
                          8.00%, 6/20/31                                                                                  495,379
                       Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.) (Section 8):
            100,000       5.85%, 4/1/09                                                                                   103,733
            450,000       6.25%, 4/1/15                                                                                   465,993
                       Hutchinson Hsg. Fac. Rev. (Prince of Peace Apts. Proj.):
             50,000       Series 2003-A, 3.50%, 10/1/06                                                                    50,009
            115,000       Series 2003-A, 4.00%, 10/1/07                                                                   115,052
            120,000       Series 2003-A, 4.50%, 10/1/08                                                                   120,085
          1,400,000    Maplewood Multifamily Hsg. Rev. Series 1998 (Park Edge Apts. Proj.), 6.50%, 5/1/29               1,266,524
                       Maplewood Multifamily Refunding Rev. (Village on Woodlyn Proj.):
          1,605,000       Series 1999-A (GNMA collateralized), 6.75%, 7/20/30                                           1,685,860
            100,000       Subordinate Series 1999-C-1, 8.00%, 11/1/30                                                     103,206
            255,000       Subordinate Series 1999-C-2, 8.00%, 11/1/30                                                     263,175
            200,000    Moorhead Econ Dev. Auth. Multifamily Rev. Series 1999-B (Eventide Sr. Hsg. Proj.), 5.90%,
                          6/1/19                                                                                          200,536
                       Minneapolis Multifamily Hsg. Rev.:
            500,000       Series 2002-A (Keeler Apts. Proj.), 7.00%, 10/1/17                                              518,390
            355,000       Series 1996 (Belmont Apts.), 7.25%, 11/1/16                                                     356,118
            500,000       Series 1996-A (Nicollet Towers) (Section 8), 5.60%, 6/1/08                                      515,960
          5,020,000       Series 1996-A (Nicollet Towers) (Section 8), 6.00%, 12/01/19                                  5,134,054
          1,000,000       Series 1998 (Riverside Plaza Proj.) (GNMA collateralized), 5.10%, 12/20/18                    1,017,560
            325,000       Series 2000 (Garr Scott Loft Proj.)(LOC U.S. Bank), 5.95%, 5/1/30                               340,295
             50,000       Series 2003-A (Sumner Proj.) (GNMA collateralized), 3.00%, 8/20/08                               49,381
                       Minneapolis Student Hsg. Rev. Series 2000 (Riverton Community Hsg. Proj.):
            125,000       6.80%, 7/1/10                                                                                   129,368
            240,000       6.90%, 7/1/11                                                                                   247,034
             50,000    MN HFA Rental Hsg. Rev. Series 1996-A, 6.10%, 8/1/27                                                51,290
             85,000    MN HFA Rental Hsg. Rev. Series 2004-A, 4.875%, 8/1/24                                               86,261
            100,000    MN HFA Rental Hsg. Rev. Series 2000-A (Section 8), 5.375%, 2/1/09                                  103,925
                       Minnetonka Multifamily Hsg. Rev. Refunding Series 1999-A (GNMA collateralized) (Archer
                          Heights Apts. Proj.):
            540,000       5.10%, 7/20/13                                                                                  561,001
            975,000       5.20%, 1/20/18                                                                                1,008,482
                       New Ulm Multifamily Rev. Series 1999 (HADC Ridgeway Proj.):
             95,000       5.35%, 12/1/08                                                                                   96,223
            100,000       5.40%, 12/1/09                                                                                  101,427
            105,000       5.50%, 12/1/10                                                                                  106,716
            110,000       5.60%, 12/1/11                                                                                  111,899
            200,000       6.125%, 12/1/19                                                                                 204,680
                       Northwest MN Multi Co. Hsg. & Redev. Auth. Hsg. Rev. Series 2005-A (Pooled Hsg. Proj.):
            145,000       4.50%, 7/1/09                                                                                   144,907
            115,000       4.75%, 7/1/10                                                                                   115,092
                       Norwood Young America Econ. Dev. Auth. Gov. Rev. Series 2005-A (Harbor at Peace Village
                          Proj.):
            150,000       5.35%, 8/1/15                                                                                   150,150
            200,000       5.625%, 8/1/20                                                                                  200,046
            550,000       5.75%, 8/1/25                                                                                   547,410
            250,000       6.00%, 8/1/31                                                                                   250,698
                       Oakdale Multifamily Sr. Hsg. Rev. Refunding Series 2004 (Oak Meadows Proj.):
            325,000       4.25%, 4/1/08                                                                                   327,555
            600,000       5.00%, 4/1/12                                                                                   611,892
                       Plymouth Multifamily Hsg. Rev. Refunding (Fox Forest Apts. Proj.) (GNMA collateralized):
          1,650,000       Series 1996-A, 8.05%, 6/20/31                                                                 1,717,914
            625,000       Series 1996-C, 8.00%, 6/20/31                                                                   638,094
            500,000    Richfield Sr. Hsg. Rev. Refunding Series 2004-A (Richfield Sr. Hsg., Inc. Proj.), 5.00%,
                          12/1/15                                                                                         487,240
          2,800,000    Rochester Multifamily Rev. Refunding Series 2000-A (Weatherstone Apts. Proj.) (LOC
                          Household Finance) (Mandatory Put 9/1/17) 6.375%, 9/1/37                                      3,116,820
                       Roseville Hsg. Fac. Rev. Refunding Bonds Series 1998 (College Properties Inc. Proj.):
          2,820,000       5.60%, 10/1/13                                                                                2,834,890
            100,000       5.875%, 10/1/28                                                                                 100,402
             80,000    Sherburne Co. Hsg. & Redev. Auth. Lease Rev. Series 1997, 5.50%, 2/1/17                             80,087
                       Shoreview Sr. Hsg. Rev. Series 2005-A (Shoreview Sr. Residence Proj.):
            110,000       3.50%, 5/1/08                                                                                   108,610
            115,000       3.75%, 5/1/09                                                                                   113,491
            600,000    St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev. Refunding Series 1998
                          (Northway Manor Apts. Proj.)(Section 8), 5.35%, 12/1/18                                         584,748
          1,585,000    St. Cloud Hsg. & Redev. Auth. Multifamily Hsg. Rev.:
                          Series 1993 (Germain Towers Proj.) (Section 8), 5.90%, 9/1/20                                 1,513,041
             60,000       Series 1999-A (Parkview Terrace Apts. Proj.) (Section 8), 5.00%, 6/1/09                          58,654

=================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
                       St. Louis Park Multifamily Hsg. Rev. Refunding:
            500,000       Series 1998-A (Park Ridge Apts. Proj.) (GNMA collateralized), 5.25%, 11/1/20                    517,420
            200,000    St. Paul Hsg. & Redev. Auth. Multifamily Refunding Rev. Series 1995
                          (Sun Cliffe Apts. Proj.)(GNMA collateralized), 5.875%, 7/1/15                                   204,008
          3,210,000    St. Paul Port Authority Multifamily Hsg. Refunding (Jackson Towers Apts. Proj.) Senior
                          Series 1998-1A (GNMA collateralized), 6.95%, 4/20/33                                          3,428,762
            755,000    Washington Co. Hsg. & Redev. Auth. Governmental Hsg. Rev. Refunding Series 1999-A (Briar
                          Pond Apts. Proj.) (GNMA collateralized), 5.50%, 2/20/14                                         778,503
                                                                                                                 ----------------
                                                                                                                       60,006,004
                                                                                                                 ----------------
    MUNICIPAL LEASE (3.7%)
                       Andover Econ. Dev. Auth. Public Fac. Lease Rev. Series 2004 (Cmnty. Ctr. Proj.):
            185,000       2.125%, 2/1/06                                                                                  184,754
            500,000       5.125%, 2/1/24                                                                                  520,280
             40,000    Anoka Co. C.O.P. Series 1998, 5.40%, 6/1/28                                                         40,622
            100,000    Big Lake Econ. Dev. Auth. Public Proj. Rev. Series 2005-A, 4.20%, 2/1/10                           100,388
             31,538    Brooklyn Park C.O.P. Series 1996, 5.45%, 9/27/06                                                    31,676
            175,000    Cambridge Econ. Dev. Auth. Public Fac. Lease Rev. Refunding Series 1998, 4.50%, 2/1/10             176,388
          2,273,872    Carver Scott Co. Lease Purchase Agreement Series 2005, 5.00%, 8/4/20                             2,252,838
             50,000    Chaska Econ. Dev. Auth. ISD No. 112 Sch. Facs. Lease Rev. Series 1999-A, 5.125%, 12/1/09            52,433
             89,000    Hennepin Co. Hsg. & Redev. Auth. Rev. Series 1993-A (Community Provider Program), 5.70%,
                          8/1/13                                                                                           89,103
            415,000    Hibbing Econ. Dev. Auth. Public Proj. Rev. Series 1997 (Hibbing Lease Obligations Proj.),
                          6.10%, 2/1/08                                                                                   421,304
            125,000    Mountain Iron Hsg. & Redev. Auth. Rev. Series 2001-A (Arrowhead Library Sys. Proj.),
                          5.00%, 9/1/09                                                                                   128,631
            140,000    Shorewood Econ. Dev. Auth. Public Safety Fire Fac. Lease Rev. Series 2002-A, 3.50%, 2/1/06         139,943
          1,303,208    St. Paul Lease Series 1998 (City Hall Annex Building), 5.71%, 10/1/18                            1,374,454
                       St. Paul ISD No. 625 C.O.P Series 1995-C:
          1,000,000       5.125%, 2/1/06                                                                                1,001,570
             40,000       5.40%, 2/1/10                                                                                    40,071
            400,000    St. Paul Hsg. & Redev. Auth. Lease Rev. Series 2000 (Rivercentre Pkg. Ramp Proj.), 5.70%,
                          5/1/08                                                                                          418,756
                       Virginia Hsg. & Redev. Auth. Hlth. Care Fac. Lease Rev. Series 2005:
            300,000       4.00%, 10/1/07                                                                                  300,363
            275,000       4.00%, 10/1/08                                                                                  274,860
            300,000       4.00%, 10/1/09                                                                                  299,571
            300,000       4.50%, 10/1/10                                                                                  305,091
          1,200,000       5.125%, 10/1/20                                                                               1,237,548
                                                                                                                 ----------------
                                                                                                                        9,390,644
                                                                                                                 ----------------
    PUBLIC FACILITIES (0.1%)
             50,000    MN Agr. Soc. State Fair Rev. Series 2003, 5.00%, 9/15/20                                            51,521
            250,000    Rockville Econ. Dev. Auth. Pub. Proj. Lease Rev. Series 2005-A, 4.00%, 2/1/14                      246,040
                                                                                                                 ----------------
                                                                                                                          297,561
                                                                                                                 ----------------
    SINGLE FAMILY MORTGAGE (5.7%)
                       Dakota County Hsg. & Redev. Auth. Single Family Mtg. Rev.,
             20,000       Series 1995 (FNMA & GNMA backed), 6.25%, 10/1/09                                                 20,106
                       Minneapolis- St. Paul Hsg. Fin. Bd. Single Family Mtg. Rev. (FNMA & GNMA backed):
             45,000       Series 1997, 6.25%, 11/1/30                                                                      47,993
          1,250,000       Series 2005-A3, 5.10%, 4/1/27                                                                 1,313,525
            915,000    Minneapolis Redev. Mtg. Rev. Series 1987-A  (Riverplace Proj.) (LOC Bk. of Tokyo), 7.10%,
                          1/1/20                                                                                          922,887
             93,264    Minneapolis Residual Interest Mtg. Rev. Series 1995, 7.00%, 10/1/12                                 93,430
                       MN HFA Single Family Mtg. Rev.:
            200,000       Series 1994-E, 5.90%, 7/1/25                                                                    202,194
            125,000       Series 1996-D, 6.00%, 1/1/16                                                                    127,651
             90,000       Series 1997-A, 5.60%, 7/1/09                                                                     92,457
            315,000       Series 1997-I, 5.50%, 1/1/17                                                                    324,831
            195,000       Series 1996-H, 6.00%, 1/1/21                                                                    199,115
            680,000       Series 1997-D, 5.85%, 7/1/19                                                                    682,924
             35,000       Series 1997-E, 5.90%, 7/1/29                                                                     35,155
             15,000       Series 1997-G, 6.00%, 1/1/18                                                                     15,436
            965,000       Series 1998-C, 5.25%, 1/1/17                                                                    969,101
             80,000       Series 1998-F-1, 4.75%, 7/1/07                                                                   80,226
             60,000       Series 1998-F, 4.95%, 7/1/08                                                                     60,491
            300,000       Series 1998-F-1, 5.45%, 1/1/17                                                                  304,614
             90,000       Series 1998-F, 5.70%, 1/1/17                                                                     91,427
            430,000       Series 1999-B, 5.25%, 1/1/20                                                                    434,597
            120,000       Series 2000-A, 5.75%, 7/1/18                                                                    121,825
            145,000       Series 2000-C, 6.10%, 7/1/30                                                                    147,691
             35,000       Series 2001-B, 4.55%, 7/1/07                                                                     35,069
            380,000       Series 2003-I, 4.30%, 7/1/11                                                                    384,830
            665,000       Series 2003-I, 5.10%, 7/1/20                                                                    684,332
          2,000,000       Series 2003-L-2, 2.35%, 1/1/31                                                                1,971,020
          5,000,000       Series 2005-D, 2.90%, 5/18/06                                                                 4,987,450
                                                                                                                 ----------------
                                                                                                                       14,350,377
                                                                                                                 ----------------
    UTILITY (1.9%)
            610,000    Chaska Electric Rev. Series 2000A, 5.50%, 10/1/06                                                  619,272
          1,500,000    MN Muni Pwr. Agy. Elec. Rev. Series 2005, 5.00%, 10/1/30                                         1,539,495
            300,000    Princeton Public Utility Sys. Rev. Series 2004, 5.00%, 4/1/24                                      305,781
          2,300,000    Puerto Rico Aqueduct & Swr. Auth. Rev. Refunding Series 1995, 5.00%, 7/1/19                      2,348,162
                                                                                                                 ----------------
                                                                                                                        4,812,710
                                                                                                                 ----------------

=================================================================================================================================
MINNESOTA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
    OTHER REVENUE BONDS (8.0%)
                       Columbia Heights Commercial Dev. Refunding Rev. Series 1999 (Columbia Park Properties -
                          Medical Clinic Proj.):
            250,000       5.15%, 12/1/08                                                                                  253,230
          1,750,000       5.60%, 12/1/15                                                                                1,766,433
                       Commissioner of Iron Range Resources and Rehab. Gross Rev. (Giant's Ridge Rec. Area
                          Proj.):
            900,000       Series 2000, 7.25%, 11/1/16                                                                     950,877
                       Minneapolis Cmty. Dev. Agy. Ltd. Tax Common Bond Fund:
            125,000       Series 1996-1 (LOC-U.S. Bank), 6.00%, 6/1/11                                                    126,078
            170,000       Series 1997-1 (Halper Corrugated Box Mfg. Co.), 5.90%, 6/1/07                                   174,175
            500,000       Series 1999-1A (Discount Steel), 5.25%, 6/1/19                                                  510,950
            160,000       Series 2000-G2 (LOC-U.S. Bank), 6.00%, 12/1/20                                                  172,158
            765,000    Minneapolis Public Hsg. Auth. Series 1997 (General Credit Energy Savings Proj.), 6.00%,
                          7/1/08                                                                                          755,086
                       Minneapolis Tax Increment Rev. Refunding Series 2004 (St. Anthony Falls Proj.):
            600,000       4.50%, 2/1/13                                                                                   598,536
             75,000       4.40%, 2/1/09                                                                                    75,019
            100,000       4.50%, 2/1/10                                                                                   100,070
            100,000       4.60%, 2/1/11                                                                                   100,131
            125,000       4.70%, 2/1/12                                                                                   125,258
            125,000       4.80%, 2/1/13                                                                                   125,516
          1,000,000    MN Agr. & Econ. Dev. Board Rev. Series 2000-B (Small Business Dev. Proj.), 7.25%, 8/1/20         1,066,460
            200,000    Renville Gross Rev. Golf Course Bond Series 1997, 6.50%, 2/1/19                                    200,220
                       St. Paul Hsg. & Redev. Auth. Tax Increment Rev.:
            100,000       Series 2001 (US Bank Operations Ctr. Proj.), 5.70%, 8/1/12                                      103,436
            800,000       Series 2001 (US Bank Operations Ctr. Proj.), 6.125%, 8/1/19                                     825,040
          1,140,000       Series 2002 (North Quadrant Owner Occupied Proj. Phase 2), 7.00%, 2/15/28                     1,183,195
          1,059,000       Series 2002 (North Quadrant Owner Occupied Proj. Phase 1), 7.50%, 2/15/28                     1,128,121
          3,000,000       Series 2002-A (Upper Landing Proj.), 6.80%, 3/1/29                                            3,021,960
          2,000,000       Series 2002-B-2 (Upper Landing Proj.), 6.90%, 3/1/29                                          1,997,440
          1,263,000       Series 2002 (Drake Marble Proj.), 6.75%, 3/1/28                                               1,268,886
          1,335,000       Series 2004 (9th St. Lofts Proj.), 6.375%, 2/15/28                                            1,356,841
                       St. Paul Recreational Facs. Gross Rev. Series 2005 (Highland National Proj.):
            205,000       3.50%, 10/1/07                                                                                  205,408
            715,000       5.00%, 10/125                                                                                   749,835
            475,000    Steele Co. Hlth. Care Fac. Gross Rev. Refunding Crossover Series 2005-B, 4.65%, 6/1/20             475,703
                       Victoria Recreational Facility Gross Rev. Series 2002:
             70,000       4.75%, 2/1/12                                                                                    71,429
             75,000       4.75%, 8/1/12                                                                                    76,532
             85,000       5.10%, 8/1/15                                                                                    87,392
            415,000    Virgin Islands Public Fin. Auth. Rev. Gross Receipts Taxes Loan Note Series 1999-A,
                          5.625%, 10/1/10                                                                                 432,310
                                                                                                                 ----------------
                                                                                                                       20,083,725
                                                                                                                 ----------------

Total municipal bonds (cost: $237,353,956)                                                                            239,322,275
                                                                                                                 ----------------

SHORT-TERM SECURITIES (4.1%) (2)
          1,000,000    Midwest Consortium of Muni Utility Rev. Series 2005-A (MN Utilities Assoc. Proj.),
                          variable rate, 1/1/25                                                                         1,000,000
          1,445,000    Mpls. Nursing Home Rev. Ref. Series 2002 (Catholic Eldercare Proj.), variable rate,
                          12/1/27                                                                                       1,445,000
          2,200,000    Minneapolis Multifamily Rev. Series 2002 (St. Hedwigs Assisted Proj.), variable rate,
                          12/1/27                                                                                       2,200,000
                       Minneapolis & St. Paul Hsg. & Redev. Auth. Hlth. Care Sys. ARS Children's Hlth. Care Fac.
                          (FSA insured):
            950,000         Series 2004-A, variable rate, 8/15/34                                                         950,000
          1,900,000    MN Higher Educ. Fac. Auth. Rev. Series 2002-N2 (St. Catherine Proj.), variable rate,
                          10/1/32                                                                                       1,900,000
            800,000    MN Higher Educ. Facs. Rev. Series 2003 , variable rate, 10/1/33                                    800,000
                       Robbinsdale Hlth. Care Facs. Rev. Series 2003 (North Memorial Health Proj.)
                          (Ambac insured):
          1,250,000    St. Paul Hsg. & Redev. Auth. Rev. Series 2001 (Cretin -Derham Hall Proj.), variable rate,
                          2/1/26                                                                                        1,250,000
            818,156    Wells Fargo Minnesota Municipal Cash Fund, 2.27%                                                   818,156
                                                                                                                 ----------------

Total Short-Term Securities (cost: $10,363,156)                                                                        10,363,156
                                                                                                                 ----------------

Total investments in securities (cost: $247,717,112)                                                                 $249,685,431
                                                                                                                 ----------------




Other Assets and Liabilities, Net (+0.5%)                                                                               1,240,953

                                                                                                                 ----------------
Total Net Assets                                                                                                     $250,926,384
                                                                                                                 ================


                                                                                                                 ----------------
Aggregate Cost                                                                                                        247,717,112
                                                                                                                 ----------------

Gross Unrealized Appreciation                                                                                           3,943,631
Gross Unrealized Depreciation                                                                                          (1,975,312)
                                                                                                                 ----------------
Net Unrealized Appreciation(Depreciation)                                                                               1,968,319
                                                                                                                 ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.

=================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (96.0%) (2)
    ALABAMA (0.6%)
            675,000    Birmingham-Southern College Private Educ. Bldg. Rev. Series 1997, 5.35%, 12/1/19                   680,805
            750,000    Montgomery Special Care Facs. Fin. Auth. Rev. Series 1997-C (Baptist Med. Ctr. Proj.),
                          5.375%, 9/1/22                                                                                  783,975
                       Montgomery Med. Clinic Board Hlth. Care Fac. Rev. Series 1991:
            550,000       7.00%, 3/1/15                                                                                   551,243
            115,000       7.375%, 3/1/06                                                                                  115,210
                                                                                                                 ----------------
                                                                                                                        2,131,233
                                                                                                                 ----------------
    ALASKA (2.7%)
         12,505,000    Alaska HFC Gen. Mtg. Rev. 1997 Series A, zero coupon, 6.15% effective yield on purchase
                          date, 12/1/17                                                                                 6,274,134
                       Northern Alaska Tobacco Securitization Corp. Asset-Backed Rev.:
          2,045,000       Series 2000, 6.20%, 6/1/22                                                                    2,137,005
          1,175,000       Series 2001, 4.75%, 6/1/15                                                                    1,184,894
                                                                                                                 ----------------
                                                                                                                        9,596,033
                                                                                                                 ----------------
    ARIZONA (0.9%)
            230,000    Bullhead City Special Assessment Impt. Dist. Series 1993 (Bullhead Pkwy. Proj.), 6.10%,
                          1/1/10                                                                                          232,755
            100,000    Maricopa Co. Pollution Ctrl. Rev. Ref. Public Svc. Series 1996-A (New Mexico Public Svc.
                          Co. Proj.), 6.30%, 12/1/26                                                                      104,881
            700,000    Phoenix Street & Hwy. User Rev. Refunding Jr. Lien Series 1992, 6.25%, 7/1/11                      701,540
                       Pima Co. Industrial Dev. Auth. Educ. Rev.:
            295,000       Series 2004I (AZ Charter Schools Proj.), 5.00%, 7/1/12                                          296,463
            250,000       Series 2004A (Noah Webster Basic School Proj.), 5.25%, 12/15/16                                 252,485
            210,000       Series 2005M (AZ Charter Schools Proj.), 5.70%, 7/1/23                                          212,963
          1,250,000    Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. Refunding Series 1993-C,
                          4.90%, 1/1/08                                                                                 1,251,663
                                                                                                                  ---------------
                                                                                                                        3,052,750
                                                                                                                  ---------------
    ARKANSAS (1.2%)
          1,000,000    Bentonville Co. ISD No. 6 Refunding & Construction G.O. Series 2003-A
                          (Ambac insured), 4/75%, 6/1/24                                                                1,010,820
             39,471    Drew Co. Public Fac. Bd. Single Family Mtg. Rev. Refunding Series 1993-A2
                          (FNMA backed), 7.90%, 8/1/11                                                                     39,973
            845,000    Maumelle HDC First Lien Rev. Refunding 1992 Series A (Section 8), 7.875%, 7/1/09                   846,555
                       North Little Rock Hlth. Facs. Bd. Health Care Rev. Series 2001 (Baptist Health Proj.):
            555,000       5.00%, 7/1/06                                                                                   558,807
            300,000       5.00%, 7/1/07                                                                                   305,739
            490,000       5.00%, 7/1/08                                                                                   504,622
          1,000,000    White Co. Hlth. Care Fac. Rev. Series 2005 (White Co. Med. Ctr. Proj.), 5.00%, 12/1/14           1,034,430
                                                                                                                 ----------------
                                                                                                                        4,300,946
                                                                                                                 ----------------
    CALIFORNIA (9.3%)
            160,000    ABAG Fin. Auth. For Nonprofit Corp. Rev Series 2002 (Redwood Sr. Homes & Svcs.
                          Proj.), 4.10%, 11/15/07                                                                         160,189
            250,000    Agua Caliente Band Cahuilla Indians Rev. Series 2003, 4.60%, 7/1/08                                251,975
            500,000    Bay Area Govt. Assoc. Rapid Transit Rev. Series 2001-A (FTA Cap Grant Proj.), 4.875%,
                          6/15/09                                                                                         500,685
            120,000    Bay Area Govt. Assoc. Tax Allocation Rev. Series 1994-A (FSA insured), 6.00%, 12/15/14             122,728
            250,000    Blythe Redev. Agy. Tax Allocation Refunding Series 1997 (Proj. No. 1), 5.80%, 5/1/28               261,847
            200,000    Calexico Cmnty. Redev. Agy. Tax Allocation Series 2000 (Merged Central Bus. District
                          Redev. Proj.), (Ambac insured), 5.375%, 8/1/26                                                  211,738
          3,835,000    CA Co. Tobacco Securitization Agy. Asset-Backed Rev. Series 2002 (Alameda Co.), 4.75%,
                          6/1/19                                                                                        3,872,890
            925,000    CA Cmnty. College Fin. Auth. Student Hsg. Rev. Series 2003-A (Feather River Cmnty.
                          District Proj.), 4.625%, 7/1/13                                                                 934,343
            750,000    CA Dept. Water Resources Rev. Series 1972 (Central Valley Proj.), 5.25%, 7/1/22                    764,760
            220,000    CA Dept. Water Resources Rev. Series 1996-Q (Central Valley Proj.)(MBIA insured), 5.375%,
                          12/1/27                                                                                         226,730
                       CA Educ. Facs. Auth. Rev.:
             10,000       Series 1995-A (Pooled College & Univ. Proj.), 5.60%, 12/1/14                                     10,212
            520,000       Series 1996 (Chapman Univ. Proj.), 5.125%, 10/1/26                                              535,938
                       CA G.O. Rev. Refunding:
            770,000       Series 1993 (FSA insured), 5.125%, 10/1/17                                                      773,419
             60,000       Series 1996 (Ambac insured), 5.25%, 6/1/21                                                       61,051
                       CA Prerefunded G.O. Series 1996 (Ambac insured):
            105,000       5.25%, 6/1/21                                                                                   106,898

=================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
             35,000       5.25%, 6/1/25                                                                                    35,633
            495,000    CA Govt. Fin. Auth. Lease Rev. Series 2003-A (Placer Co. Transportation Proj.), 6.00%,
                          12/1/28                                                                                         499,311
            500,000    CA Hlth. Facs. Fin. Auth. Rev. Series 1997-B (Cedars-Sinai Med. Ctr. Proj.), 5.125%,
                          8/1/27                                                                                          521,015
          4,300,000    CA Public Works Board Lease Rev. Series 1996-A (Dept. of Corrections Proj.), 5.50%,
                          1/1/17                                                                                        4,386,258
            300,000    CA Public Works Board Lease Rev. Series 1993-A (Various CA State Univ. Proj.), 5.25%,
                          12/1/13                                                                                         300,444
                       CA Statewide Cmntys. Dev. Auth. Rev. Series 2005 (Daughters of Charity Hlth. Proj.):
            500,000       5.00%, 7/1/06                                                                                   503,555
            500,000       5.00%, 7/1/07                                                                                   509,345
            530,000       5.25%, 7/1/11                                                                                   561,493
            500,000    CA Statewide Cmntys. Dev. Auth. C.O.P. Series 1994 (Motion Picture & TV Fund), 5.35%,
                          1/1/24                                                                                          500,775
            400,000    Del Mar Race Track Auth. Rev. Series 2005, 4.00%, 8/15/06                                          401,188
            235,000    Garden Grove C.O.P Series 1993 (Bahia Village/Emerald Isle Proj.)(FSA insured), 5.70%,
                          8/1/23                                                                                          235,501
                       Golden State Tobacco Securitization Corp. Asset-Backed Rev. Series 2005-A:
          1,015,000       5.00%, 6/1/16                                                                                 1,020,857
          3,000,000       5.00%, 6/1/19                                                                                 3,111,390
          1,250,000       Interest Appreciation Bonds, 6/1/22                                                           1,021,850
            750,000    Intercommunity Hosp. Fin. Auth. C.O.P Series 1998 (ACA insured), 5.25%, 11/1/19                    774,488
            400,000    Los Angeles Water & Power Rev. Series 2001-A-A3, 5.25%, 7/1/18                                     402,364
          3,175,000    Northern CA Power Agy. Rev. Series 1987-A, 5.00%, 7/1/09                                         3,178,016
                       Northern CA Tobacco Securitization Auth. Asset-Backed Rev.:
            125,000       Senior Series 2001-B, 4.375%, 6/1/21                                                            125,514
            700,000       Series 2005-A1, 4.75%, 6/1/23                                                                   692,615
            500,000    Oakland UNI Sch. Dist. Alameda Co. G.O. Series 2005 (MBIA insured), 5.00%, 8/1/24                  528,045
          1,000,000    Rancho Cucamonga Redev. Agy. Tax Allocation Series 1996 (MBIA insured), 5.25%, 9/1/16            1,032,940
                       Ridgecrest Refunding C.O.P. Series 1999 (Ridgecrest Civic Center Proj.):
            275,000       5.55%, 3/1/09                                                                                   293,070
            290,000       5.65%, 3/1/10                                                                                   312,530
            350,000       6.00%, 3/1/14                                                                                   380,845
            500,000    Santa Clara Redev. Agy. Tax Allocation Series 2003 (Bayshore North Proj.) (MBIA insured),
                          5.00%, 6/1/15                                                                                   503,835
                       Southern CA Tobacco Securitization Auth. Asset-Backed Senior Rev:
          1,900,000       Series 2001-B, 6.00%, 5/15/22                                                                 2,005,678
            430,000       Series 2002-A, 5.25%, 6/1/27                                                                    438,566
                                                                                                                 ----------------
                                                                                                                       33,072,524
                                                                                                                 ----------------
    COLORADO (2.2%)
            565,000    Adonea Met. Dist. No. 2 Rev. Series 2005-B, 4.375%, 12/1/15                                        558,621
                       Aurora Golf Course Enterprise Sys. Rev. Refunding Series 2005,
            385,000       4.00%, 12/1/08                                                                                  386,178
            250,000    Beacon Met. Dist. Rev. Series 2005-B, 4.375%, 12/1/15                                              249,455
            285,000    CO Educ. & Cultural Fac. Rev. Refunding Series 2003-C (Cheyenne Mtn. Charter Sch. Proj.),
                          4.625%, 6/15/12                                                                                 277,242
          1,250,000    CO Hlth. Fac. Auth. Rev. Series 1995 (Covenant Retirement Cmty. Proj.), 6.75%, 12/1/15           1,277,238
                       CO HFA Single Family Program Senior Series:
             95,000       1996B-2, 7.45%, 11/1/27                                                                          96,591
             65,000       1997B-3, 6.80%, 11/1/28                                                                          65,513
                       CO Hlth. Fac. Auth. Rev.:
            250,000       Series 1995 (Covenant Retirement Cmntys. Proj.), 6.20%, 12/1/07                                 255,457
            350,000       Series 2000-A (Porter Place Proj.) (GNMA collateralized), 5.10%, 1/20/11                        370,436
          1,000,000       Series 2000 (Evangelical Lutheran Proj.), 6.25%, 12/1/10                                      1,104,330
          1,000,000       Series 2002 (Evangelical Lutheran Proj.), 5.90%, 10/1/27                                      1,071,290
            350,000       Series 2004 (Vail Med. Ctr. Proj.), 4.00%, 1/15/06                                              350,045
            250,000       Series 2005 (Covenant Retirement Cmntys. Proj.), 4.50%, 12/1/07                                 252,902
            400,000       Series 2005 (Covenant Retirement Cmntys. Proj.), 4.50%, 12/1/08                                 405,856
            600,000    Denver Hsg. Corp. Multifamily Rev. Refunding Series 1997-A (Section 8), 5.35%, 10/1/12            613,824
            255,000    Denver West Met. Dist. Refunding G.O. Series 2005, 3.40%, 12/1/07                                  253,809
                       SBC Met. Dist. G.O. Refunding Series 2005 (ACA insured):
            150,000       3.125%, 12/1/06                                                                                 149,371
            205,000       3.00%, 12/1/07                                                                                  202,349
             30,000    Thornton Single Family Mtg. Rev. Refunding Series 1992-A, 8.05%, 8/1/09                             30,022
                                                                                                                 ----------------
                                                                                                                        7,970,529
                                                                                                                 ----------------

=================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
    CONNECTICUT (0.6%)
                       Mashantucket Western Pequot Tribe Subordinated Special Rev.:
            100,000       Series 1997-B, 5.75%, 9/1/18                                                                    103,888
          1,850,000       Series 1999-B, zero coupon, 5.05% effective yield, 9/1/09                                     1,568,634
            500,000       Series 1999-B, zero coupon, 5.12% effective yield, 9/1/26                                       285,250
                                                                                                                 ----------------
                                                                                                                        1,957,772
                                                                                                                 ----------------
    DELAWARE (0.1%)
            250,000    DE Hlth. Fac. Auh. Rev. Series 2005-A (Beebe Med. Ctr. Proj.), 5.00%, 6/1/07                       254,987
                                                                                                                 ----------------
    DISTRICT OF COLUMBIA (0.4%)
          1,500,000    DC Rev. Series 1996 (Carnegie Endowment Proj.), 5.75%, 11/15/26                                  1,541,775
                                                                                                                 ----------------
    FLORIDA (4.7%)
            500,000    Capital Trust Agy. Hsg. Rev. Series 2005-B (Sub-Atlandtic Hsg. Foundation Proj.), 4.50%,
                          7/1/15                                                                                          502,885
            600,000    Capital Trust Agy. Multifamily Rev. Sr. Series 2003-A (Golf Villas, Rivermill, and
                          Village Square Apts. Proj.), 4.75%, 6/1/13                                                      580,302
            600,000    Collier Co. HFA Multifamily Hsg. Rev. Series 2002-C (Goodlette Arms Proj.), 5.25%,
                          8/15/15                                                                                         622,818
            385,000    Dade Co. Hlth. Fac. Auth. Hosp. Rev. Refunding Series 1993-A (Baptist Hosp. Miami
                          Proj.), (MBIA insured), 5.25%, 5/15/21                                                          385,508
            500,000    Dade Co. School Dist. G.O. Series 1997 (MBIA insured), 5.00%, 2/15/15                              513,690
            470,000    Escambia Co. Hlth. Facs. Auth. Rev. Series 1998 (Baptist Hosp. Proj.), 5.125%, 10/1/19             481,407
            500,000    FL Div. Bd. Fin. Dept. Gen. Svcs. Rev. Series 1997-A, 5.00%, 7/1/11                                516,750
            750,000    FL HFC Hsg. Rev. Hsg. Series 2000-D-1 (Augustine Club Apts. Proj.)(MBIA insured), 5.75%,
                          10/1/30                                                                                         786,652
          1,950,000    FL University Cap. Impt. Rev. Series 2004, 5.125%, 9/1/33                                        2,028,039
                       Highlands Co. Hlth. Fac. Auth. Hosp. Rev.:
            500,000       Series 2005-I (Adventist Hlth. Proj.), 5.00%, 11/15/29                                          519,085
            425,000       Refunding Series 2005-B (Adventist Hlth. Proj.), 5.00%, 11/15/30                                430,597
          1,850,000    Hillsborough Co. Indl. Dev. Auth. Hosp. Rev. Ref. Series 2003-A (Tampa Gen. Hosp. Proj.),
                          5.00%, 10/1/08                                                                                1,908,479
            545,000    Lee Co. Indus. Dev. Auth. Hlth. Care Fac. Rev. Series 1999-A (ShellPoint Village Proj.),
                          5.50%, 11/15/08                                                                                 561,900
            405,000    Martin Co. Hlth. Fac. Auth. Hosp. Rev. Refunding Series 2002-B (Martin Memorial Med. Ctr.
                          Proj.), 4.875%, 11/15/12                                                                        415,660
            585,000    Marion Co. Hosp. Dist. Rev. Refunding Series 1999 (Munroe Regl. Med. Ctr. Proj), 5.25%,
                          10/1/10                                                                                         620,656
            680,000    Miami Beach Water & Sewer Rev. Series 1995 (FSA insured), 5.375%, 9/1/15                           694,776
            400,000    Miami - Dade Co. Special Oblig. Rev. Series 1997-B, zero coupon, 4.79% effective yield,
                          10/1/35                                                                                         349,320
                       North Broward Hosp. Dist. Rev. Series 1997 (MBIA insured):
            100,000       Prerefunded Series, 5.375%, 1/15/24                                                             103,102
            160,000       Unrefunded Balance Series, 5.375%, 1/15/24                                                      164,349
                       Palm Beach Co. Hlth. Fac. Auth. Rev. Refunding:
            125,000       Series 1996 (Retirement Cmnty. Proj.), 5.625%, 11/15/20                                         128,700
            200,000       Series 2003 (Abbey Delray South Proj.), 5.15%, 10/1/12                                          209,464
             75,000    Plantation Water & Sewer Rev. Series 1989 (MBIA insured), zero coupon, 5.45% effective
                          yield on purchase date (MBIA insured), 3/1/07                                                    70,588
          3,105,000    Port Everglades Auth. Rev. Refunding Series 1989-A (FSA insured), 5.00%, 9/1/16                  3,112,328
                       South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp. Inc.):
            285,000       4.25%, 10/1/08                                                                                  285,071
            700,000       5.50%, 10/1/13                                                                                  739,935
                                                                                                                 ----------------
                                                                                                                       16,732,061
                                                                                                                 ----------------
    GEORGIA (0.2%)
            500,000    Atlanta Dev. Auth. Rev.  Series 2005-C (Tuff ATDC Proj.), 5.00%, 1/1/31                            507,605
            750,000    Private Colleges & Univ. Auth. Rev. Refunding Series 1999-A (Mercer Univ. Proj.), 5.25%,
                          10/1/14                                                                                         773,423
                                                                                                                 ----------------
                                                                                                                        1,281,028
                                                                                                                 ----------------
    ILLINOIS (14.9%)
                       Broadview Village of Cook Co. Tax Increment Rev. Series 1999:
            750,000       4.90%, 7/1/06                                                                                   754,177
          1,410,000       5.00%, 7/1/07                                                                                 1,433,039
          1,085,000       5.05%, 7/1/08                                                                                 1,112,657
          2,030,000       5.10%, 7/1/09                                                                                 2,097,619
            805,000       Series 2000-B, 4.75%, 3/1/30                                                                    828,578
          2,670,000    Chicago G.O. Series 1996-B (FGIC insured), Unrefunded, 5.125%, 1/1/25                            2,726,337
            210,000    Chicago Metro Hsg. Dev. Corp. Mtg. Rev. Refunding Series 1992-A (FHA insured) (Section 8),
                          6.85%, 7/1/22                                                                                   212,804
                       Chicago O'Hare Intl. Airport Rev. Refunding (MBIA insured),
          4,620,000       Series 1993-C 2nd Lien, 5.00%, 1/1/18                                                         4,625,821
            170,000    Highland Park G.O. Series 1997-A, 4.50%, 12/30/09                                                  170,155

=================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
            700,000    Hodgkinds Tax Increment Rev. Ref. Senior Series 2005, 5.00%, 1/1/07                                709,429
            435,000    IL DFA Rev. Series 2002-A (Chicago Charter School Fdn. Proj.), 5.25%, 12/1/12                      441,277
                       IL DFA Pollution Ctrl. Rev. Refunding:
            300,000       Series 1993-C2 (Central IL Public Svc. Co. Proj.), 5.70%, 8/15/26                               300,453
          2,500,000       Series 2000-A (Ameren CIPS Proj.), 5.50%, 3/1/14                                              2,551,050
          2,750,000       Series 1993-C1 (Central IL Pub. Svc. Co.), 5.95%, 8/15/26                                     2,835,965
                       IL DFA Refunding & New Money Rev. (Cmty. Rehab. Providers Fac. Acquisition Program):
          1,740,000       Series 1997-A, 5.80%, 7/1/08                                                                  1,786,006
          2,635,000       Series 1997-A, 6.05%, 7/1/19                                                                  2,719,294
            300,000       Series 1997-A, 5.90%, 7/1/09                                                                    308,244
          4,655,000       Series 1997-A, 6.00%, 7/1/15                                                                  4,790,367
          1,240,000       Series 1997-C, 5.65%, 7/1/19                                                                  1,283,301
            845,000       Series 1998-A, 5.50%, 7/1/12                                                                    873,265
            235,000       Series 1998-A, 5.70%, 7/1/19                                                                    243,481
              5,000    IL HDA Multifamily Rev. Series 1994-5 (Section 8), 6.75%, 9/1/23                                     5,018
            500,000    IL Fin. Auth. Multifamily Rev. Series 2005-A (Senior Living-Bethel Terrace Apt. Proj.)             490,850
                          (Section 8), 4.75%, 9/1/15
                       IL Hlth. Fac. Auth. Rev.:
            500,000       Series 1993 (Rush-Presbyterian-St. Lukes Proj.), 5.50%, 11/15/25                                500,740
          1,100,000       Refunding Series 1994 (Passavant Memorial Area Hospital Assn.) (MBIA insured), 5.95%,
                             10/1/11                                                                                    1,168,145
          2,595,000       Refunding Series 1993-A (Edward Hosp. Proj.), 6.00%, 2/15/19                                  2,602,681
             55,000       Unrefunded Balance Series 1996 (MBIA insured), 5.80%, 8/15/16                                    58,127
            195,000       Refunding Series 1996 (Advocate Hlth. Care Network Proj.) (MBIA insured), 5.80%,
                             8/15/16                                                                                      206,341
            200,000       Refunding Series 1996-B (Sarah Bush Lincoln Hlth. Ctr. Proj.), 5.50%, 2/15/16                   206,268
            360,000       Refunding Series 1999 (Silver Cross Hosp. Proj.), 5.25%, 8/15/15                                366,451
            970,000       Refunding Series 2001 (Decatur Memorial Hospital Proj.), 4.625%, 10/1/08                        991,233
            500,000       Series 2000 (IA Health System Proj.), 6.75%, 2/15/13                                            566,425
            200,000    IL Sales Tax Rev. Series 1994-U, 5.00%, 6/15/10                                                    201,558
            500,000    IL State G.O. Series 1995, 5.50%, 7/1/10                                                           508,405
                       Lombard Pub. Facs. Corp. Rev. (Conference Ctr. & Hotel Proj.):
                          First Tier Series 2005-A2 (ACA insured):
            750,000          5.50%, 1/1/25                                                                                804,878
          1,000,000          5.50%, 1/1/30                                                                              1,068,200
            795,000       Second Tier Series 2005-B, 4.00%, 1/1/16                                                        779,577
            250,000    Melrose Park Tax Increment G.O. Series 1999-A (FSA insured), 5.25%, 12/15/15                       261,990
          1,850,000    Roselle Multifamily Hsg. Rev. Refunding Series 1994-A (GNMA collateralized)
                          (Waterbury Apts.)  (FHA insured), 7.00%, 1/1/25                                               1,869,055
                       Southwestern IL Dev. Auth. Rev. Series 1999 (Anderson Hosp. Proj.):
            750,000          5.375%, 8/15/15                                                                              776,948
          2,625,000          5.625%, 8/15/29                                                                            2,698,815
          2,800,000    Southwestern IL Dev. Auth. Local Govt. Prog. Rev. Series 1998-A (City of East St. Louis
                          Tax Increment Financing Proj.), 6.00%, 4/1/10                                                 2,754,472
            500,000    Univ. IL Rev. Hlth. Svc. Facs. Series 1997-A, 5.80%, 10/1/18                                      529,090
            395,000    Upper Illinois River Valley Dev. Auth. Rev. Series 2001 (Morris Hosp. Proj.), 6.05%,
                          12/1/11                                                                                         431,075
            500,000    Will Co. Student Hsg. Rev. Series 2002-A (Joliet Junior College Proj.), 6.375%,
                          9/1/13 (3)                                                                                      291,640
                                                                                                                 ----------------
                                                                                                                       52,941,301
                                                                                                                 ----------------
    INDIANA (4.1%)
            500,000    Boone Co. Redev. Tax Increment Rev. Series 2005-B, 5.375%, 8/1/23                                  514,690
          1,975,000    IN Bond Bank Special Prgm. Series 1997C (Pittsboro Wastewater Treatment Plant Proj.),
                          5.70%, 8/1/17                                                                                 2,053,230
                       IN Hlth. & Educ. Fac. Fin. Auth. Rev. Series 2005 (Baptist Homes of IN Proj.):
            555,000       5.00%, 11/15/12                                                                                 583,416
            650,000       5.25%, 11/15/25                                                                                 672,750
                       IN Hlth. Fac. Fin. Auth. Hosp. Rev.:
                          Series 1993 (Community Hosp. of Anderson Proj.)(MBIA insured):
            135,000          6.00%, 1/1/14                                                                                135,284
            650,000          6.00%, 1/1/23                                                                                650,747
                          Refunding Series 1998 (Floyd Memorial Hosp. & Hlth. Svcs. Proj.):
            505,000          4.85%, 2/15/06                                                                               505,848
            600,000          5.25%, 2/15/18                                                                               617,376
                          Series 2001A (Community Foundation Northwest IN):
          1,100,000          5.50%, 8/1/06                                                                              1,109,317

=================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
          1,000,000          6.00%, 8/1/07                                                                              1,027,690
          1,000,000          6.00%, 8/1/08                                                                              1,042,060
          1,320,000          5.50%, 8/1/13                                                                              1,384,337
            340,000          6.375%, 8/1/21                                                                               368,560
            110,000          6.375%, 8/1/31                                                                               117,457
            300,000       Series 2004A (Community Foundation Northwest IN), 4.75%, 3/1/14                                 300,828
            500,000    IN HFA Single Family Mtg. Rev. Refunding Series 1992A, 6.80%, 1/1/17                              500,785
                       IN Hlth. Fac. Fin. Auth. Rev. Refunding Series 1998:
                          (Greenwood Village South Proj.):
            150,000          5.25%, 5/15/06                                                                               150,099
            170,000          5.35%, 5/15/08                                                                               170,092
          1,875,000       (Marquette Manor Proj.), 5.00%, 8/15/18                                                       1,876,275
            250,000    Shelby Co. Ind. Jail Bldg. Corp. Rev. Ref. Series 1996 (First Mtg. Proj.) (MBIA insured),
                          5.30%, 7/15/07                                                                                  255,410
            340,000    St. Joseph Co. Ind. Hosp. Auth. Facs. Rev. Series 2005 (Madison Ctr. Oblig. Group.
                          Proj.), 4.25%, 2/15/07                                                                          340,503
            240,000    South Knox Ind. Sch. Bldg. Corp. First Mtg. Rev. Series 1998, 4.80%, 7/15/17                       244,207
                                                                                                                 ----------------
                                                                                                                       14,620,961
                                                                                                                 ----------------
    IOWA (0.4%)
          1,130,000    IA Fin. Auth. Multifamily Hsg. Rev. Refunding Series 1997A (Kingswood Apts. Proj.)
                          (GNMA-collateralized), 6.15%, 5/1/32                                                          1,170,793
                       IA Fin. Auth Single Family Rev. Series 2000D (GNMA/FNMA Mtg. Backed Securities Proj.):
            110,000       5.65%, 7/1/07                                                                                   111,850
            125,000       5.75%, 7/1/09                                                                                   129,630
                                                                                                                 ----------------
                                                                                                                        1,412,273
                                                                                                                 ----------------
    KANSAS (0.1%)
             75,000    Olathe & Labette Cos. Mtg. Loan Rev. 1991 Series B (GNMA collateralized) zero coupon,
                          7.56% effective yield on purchase date, 2/1/23                                                   22,732
            300,000    Wyandotte Co. Govt. Special Oblig. Rev. Refunding Sales Tax-First Lien Series 2005-B
                          (LOC Citibank), 3.75%, 12/1/12                                                                  300,678
                                                                                                                 ----------------
                                                                                                                          323,410
                                                                                                                 ----------------
    LOUISIANA (1.3%)
          7,200,000    Capital Appreciation Series 2000D1 (GNMA & FNMA collateralized) zero coupon,
                          6.46% effective yield on purchase date, 4/1/34                                                1,211,328
            455,000    LA HFA Multifamily Mtg. Rev. Series 2003A (Section 8-202 Proj)(FSA insured), 4.40%,
                          6/1/33                                                                                          454,518
            500,000    LA Public Facs. Auth. Rev. Series 1995A (Glen Retirement Sys. Proj.), 6.50%, 12/1/15               509,435
            200,000    LA Stadium & Expo Dist. Rev. Series 1995-B (Hotel Occupancy Tax & Stadium Rev. Proj.)
                          (FGIC insured), 5.25%, 7/1/15                                                                   203,086
          1,325,000    New Orleans Sewer Svc. Rev. Bond Antic Notes Series 2005, 3.00%, 7/26/06                         1,284,482
            400,000    Orleans Levee Dist. Rev. Series 1995A (Tr. Rcpts.) (FSA insured), 5.95%, 11/1/14                   412,548
            450,000    South LA Port Common Rev. Refunding Series 1997 (Cargill, Inc. Proj.), 5.85%, 4/1/17               463,842
                                                                                                                 ----------------
                                                                                                                        4,539,239
                                                                                                                 ----------------
    MAINE (0.7%)
            385,000    ME Hlth. & Hgr. Educ. Fac. Auth. Rev. Unrefunded Balance Series 1995-C (FSA insured),
                          5.375%, 7/1/06                                                                                  389,027
          1,000,000    Skowhegan Pollution Ctrl. Rev. Refunding Series 1993 (Scott Paper Co. Proj.), 5.90%,
                          11/1/13                                                                                       1,002,160
          1,000,000    South Berwick Educ. Rev. Series 1998 (Berwick Academy Issue), 5.25%, 8/1/13                      1,026,000
                                                                                                                 ----------------
                                                                                                                        2,417,187
                                                                                                                 ----------------
    MASSACHUSETTS (0.7%)
                       MA Hlth. & Educ. Fac. Auth. Rev.,
            900,000       Series 1998-B (Cape Cod Healthcare Obligated Group Issue), 5.25%, 11/15/13                      924,237
            350,000       Series 2005-E (Emerson Hosp.) (Radian insured), 3.50%, 8/15/07                                  349,797
                       MA Dev. Fin. Agy. Rev. Series 2005 (Evergreen Ctr., Inc.):
            185,000       4.00%, 1/1/07                                                                                   184,371
            195,000       4.00%, 1/1/08                                                                                   193,631
            200,000       4.00%, 1/1/09                                                                                   197,662
            600,000    MA Indus. Fin. Agy. Rev. Series 1995 (St. Mark's School Issue), 6.00%, 1/1/15                      620,064
                                                                                                                 ----------------
                                                                                                                        2,469,762
                                                                                                                 ----------------
    MICHIGAN (3.1%)
            520,000    Central Wayne Co. Sanitation Auth. Incinerator Rev. Series 2003VII, 4.375%, 7/1/06                 520,104
                       Chandler Park Academy Public School Rev. Series 2005:
             80,000       3.60%, 11/1/07                                                                                   79,423
            125,000       4.00%, 11/1/09                                                                                  124,249
            500,000       5.00%, 11/1/22                                                                                  499,965
          1,000,000    Kent Hosp. Fin. Auth. Rev. Series 2005-A (Met Hosp. Proj.), 6.00%, 7/1/35                        1,076,160

=================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
            225,000    MI Hosp. Fin. Auth. Rev. Refunding Series 1994 (Mercy Mem. Hosp. Proj.)(MBIA insured),
                          5.25%, 6/1/21                                                                                   226,447
                       MI Hosp. Fin. Auth. Rev. Refunding Series 1997-A:
          1,640,000       (Mid MI Obligation Group), 5.20%, 6/1/12                                                      1,720,983
            200,000       (Detroit Medical Group), 5.25%, 8/15/27                                                         208,246
          1,150,000    MI Strategic Fund Ltd. Obligation Rev. Refunding Series 2001-A (Ford Motor Co. Proj.),
                          7.10%, 2/1/06                                                                                 1,148,954
            750,000    MI Strategic Fund Ltd. Obligation Rev. Refunding Series 2003 (Dow Chemical Proj.)
                          (Mandatory Put 6/1/08), 4.60%, 6/1/14                                                           764,108
            500,000    Plymouth Educ. Ctr. Charter Schl. Academy Rev. Ref. Series 2005, 5.00%, 11/1/11                    511,645
          2,095,000    Southfield Econ. Dev. Corp. Ltd. Obligation Rev. Series 1998-A (Lawrence Tech. Univ.
                          Proj.), 5.25%, 2/1/13                                                                         2,140,797
          1,873,912    Suburban Mobility Auth. Regl. Transportation C.O.P. Series 2002, 4.90%, 2/15/09                  1,879,590
                       Summit Academy North Public School C.O.P. Series 2001:
            135,000       5.70%, 7/1/06                                                                                   136,366
            145,000       5.95%, 7/1/07                                                                                   149,791
                                                                                                                 ----------------
                                                                                                                       11,186,828
                                                                                                                 ----------------
    MINNESOTA (1.9%)
          3,410,000    Dakota Co. HRA Multifamily Mtg. Rev. Refunding Series 1997A (Park Place
                          Apts. Proj.)(GNMA Collateralized), 6.875%, 2/20/32                                            3,635,265
            740,000    Hopkins Multifamily Hsg. Rev. Series 1996 (Hopkins Renaissance Proj.)(Section 8), 6.375%,
                          4/1/20                                                                                          764,997
          2,315,000    Plymouth Multifamily Hsg. Dev. Rev. Refunding Series 1996A (GNMA collateralized)
                          (Fox Forest Apts. Proj.), 8.05%, 6/20/31                                                      2,410,285
                                                                                                                 ----------------
                                                                                                                        6,810,547
                                                                                                                 ----------------
    MISSISSIPPI (0.3%)
          1,000,000    MS Hosp. Equip. & Facs. Auth. Rev. Series 1997A (Rush Med. Fdn. Proj.), 6.00%, 1/1/16            1,022,810
                                                                                                                 ----------------
    MISSOURI (2.3%)
            380,000    Brentwood Tax Increment Rev. Refunding Series 2005, 3.625%, 5/1/09                                 378,001
          1,000,000    Cameron Industrial Dev. Auth. Rev. Refunding Series 2000 (Cameron Cmnty. Hosp. Proj.)
                          (ACA Insured), 5.80%, 12/1/09                                                                 1,036,230
            320,000    Chesterfield Rev. Refunding & Impt. Series 2002 (Chesterfield Vy. Projs.), 4.50%, 4/15/16          319,968
            205,000    Greene Co. C.O.P. Series 2000 (Law Enforcement Proj.), 5.50%, 7/1/09                               212,171
                       MO Dev. Finance Board Infrastructure Fac. Rev.:
                          Series 2000A (Eastland Ctr. Proj. Phase 1):
            905,000          5.75%, 4/1/09                                                                                937,137
            550,000          5.75%, 4/1/12                                                                                575,712
          1,000,000       Series 2000B (Eastland Ctr. Proj. Phase 2), 6.00%, 4/1/15                                     1,061,620
            450,000       Series 2005A (Public Safety Proj.), 4.00%, 3/1/08                                               452,241
            260,000    Joplin Dev. Auth. Hlth. Facs. Rev. Series 2004 (Freeman Hlts. Sys. Proj.), 3.875%, 2/15/07         259,891
            895,000    MO Hlth. & Educ. Fac. Auth. Educ. Fac. Rev. Series 1999 (Park College Proj.), 5.55%,
                          6/1/09                                                                                          896,155
                       MO Environmental Impt. & Energy Res. Auth. Water Fac. Rev. Refunding:
            825,000       Series 1996, 5.25%, 12/1/09                                                                     847,589
            150,000       Series 1999 (Tri-Co. Water Auth. Proj.)(Radian insured), 5.50%, 4/1/07                          153,637
          1,000,000    St. Louis Industrial Dev. Auth. Tax-Exempt Impt. Rev. Series 1998 (St. Louis Zoo Fdn.)
                          (LOC Nationsbank), 5.10%, 8/15/12                                                             1,027,860
                                                                                                                 ----------------
                                                                                                                        8,158,212
                                                                                                                 ----------------
    MONTANA (0.4%)
          1,135,000    Crow Finance Auth. Tribal Purpose Revenue Series 1997A, 5.70%, 10/1/27                           1,177,528
                       Forsyth Pollution Ctrl. Rev. Refunding Series 1993 (Montana Power Co. Proj.):
            130,000       (Ambac insured), 5.90%, 12/1/23                                                                 130,256
             85,000       (MBIA insured), 6.125%, 5/1/23                                                                   85,197
                                                                                                                 ----------------
                                                                                                                        1,392,981
                                                                                                                 ----------------
    NEVADA (2.5%)
          2,500,000    Clark Co. Industrial Dev. Rev. Refunding Series 1992C (Nevada Pwr. Co.)(Ambac insured),
                          7.20%, 10/1/22                                                                                2,596,600
          2,750,000    Clark Co. Pollution Ctrl. Rev. Refunding Series 1992B (Nevada Pwr. Co. Proj.)(FGIC
                          insured), 6.60%, 6/1/19                                                                       2,788,500
            600,000    Las Vegas Paiute Tribe Rev. Series 2002A (ACA insured), 6.625%, 11/1/17                            671,556
                       NV Hsg. Dev. SF Mtg. Program:
            220,000       Mezzanine Series 1998B-1, 5.30%, 4/1/16                                                         227,280
            400,000       6.00%, 6/1/08                                                                                   400,304
          1,000,000       6.125%, 6/1/12                                                                                1,001,990
          1,000,000    Washoe Co. Gas & Water Fac. Rev. Refunding Series 1987 (Ambac insured), 6.30%, 12/1/14           1,037,210
                                                                                                                 ----------------
                                                                                                                        8,723,440
                                                                                                                 ----------------

=================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
    NEW HAMPSHIRE (1.1%)
                       Manchester Hsg. & Redev. Auth. Rev.:
            300,000       Series 2000B (Radian insured) zero coupon, 5.25% effective yield on purchase date,
                             1/1/19                                                                                       155,859
            875,000       Sereis 2000B (ACA insured), zero coupon, 6.00% effective yield on purchase date,
                             1/1/21                                                                                       381,518
            890,000       Series 2000A (ACA insured), 6.75%, 1/1/15                                                       956,189
            500,000    NH Hlth. & Educ. Fac. Auth. Rev. Series 2004 (Covenant Hlth. Proj.), 5.00%, 7/1/14                 518,755
                       NH Hlth. & Educ. Facs. Auth. Hosp. Rev. Series 2004 (Speare Mem. Hosp. Proj.):
            155,000       5.00%, 7/1/10                                                                                   157,526
            500,000       5.00%, 7/1/16                                                                                   503,195
            690,000    NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Catholic Charities Proj.), 5.75%,
                          8/1/12                                                                                          707,036
            280,000    NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1997 (Monadnock Cmnty. Hosp.), 5.25%,
                          10/1/07                                                                                         285,051
            390,000    NH Higher Educ. & Hlth. Fac. Auth. Rev. Series 1998 (New Hampton School), 5.00%, 10/1/08           398,432
                                                                                                                 ----------------
                                                                                                                        4,063,561
                                                                                                                 ----------------
    NEW JERSEY (0.3%)
          1,025,000    NJ Tobacco Settlement Financing Corp. Asset-Backed Rev. Series 2003, 4.375%, 6/1/19              1,026,896
                                                                                                                 ----------------
    NEW MEXICO (0.5%)
            970,000    NM MFA Forward Mortgage-Backed Series 1995E (GNMA collateralized), 6.95%, 1/1/26                   994,628
            500,000    NM Hsg. Auth. Region III Multifamily Hsg. Rev. Series 2003A (Villa Del Oso Apts. Proj.),
                          6.00%, 7/1/17                                                                                   512,215
            160,000    Taos Co. Gross Receipts Tax Rev. Series 2004 (Co. Education Improvement Proj.), 3.25%,
                          10/1/08                                                                                         155,958
                                                                                                                 ----------------
                                                                                                                        1,662,801
                                                                                                                 ----------------
    NEW YORK (1.0%)
            170,000    Monroe Co. Industrial Dev. Agy. Student Hsg. Rev. Series 1999-A (Collegiate Hsg. Fdn. -
                          Rochester Institute of Technology Proj.), 4.90%, 4/1/09                                         171,691
          1,230,000    NY Dorm Auth. Rev. Series 1996-A (Maimonides Med. Ctr. Proj.), 5.75%, 8/1/24                     1,257,035
             85,000    NY Dorm Auth. Rev. Series 2002 (FHA insured), 4.00%, 2/1/12                                         84,672
            200,000    NY Cos. Tobacco Trust IV Settlement Pass-Thru Rev. Series 2005-A, 4.25%, 6/1/21                    196,660
            505,000    NY Unrefunded Balance G.O. Series 1996-G, 5.75%, 2/1/17                                            513,469
                       NY Tobacco Settlement Fing. Corp Asset-Backed Rev.:
            160,000       Series 2003-C1, 5.00%, 6/1/11                                                                   161,213
            250,000       Series 2003-C1, 5.25%, 6/1/13                                                                   260,707
            500,000       Series 2003-C1, 5.50%, 6/1/14                                                                   529,795
            500,000    Westchester Tobacco Settlement Fing. Corp Asset-Backed Rev. Series 2005, 4.50%, 6/1/21             494,070
                                                                                                                 ----------------
                                                                                                                        3,669,312
                                                                                                                 ----------------
    NORTH CAROLINA (0.3%)
            215,000    Mecklenburg Co. Indus. Facs. & Pollution Ctrl. Fin. Auth. Rev. Series 1993 (Fluor Corp.
                          Proj.), 5.25%, 12/1/09                                                                          215,284
            250,000    NC Med. Care Commission Hosp. Rev. Series 1995 (Gaston Memorial Hsop. Proj.), 5.50%,
                          2/15/19                                                                                         255,512
            500,000    NC Med. Care Commission Hlth. Care Hsg. Rev. Series 2004-A (The ARC of NC Proj.), 4.65%,
                          10/1/14                                                                                         500,680
                                                                                                                 ----------------
                                                                                                                          971,476
                                                                                                                 ----------------
    OHIO (1.8%)
          2,780,000    Akron C.O.P. Series 1996 (Akron Baseball Stadium Proj.), 6.90%, 12/1/16                          2,921,252
             75,000    Akron Waterworks Rev. Refunding Series 1996 (MBIA insured), 4.80%, 3/1/07                           76,297
            295,000    Cleveland-Cuyahoga Port. Auth. Dev. Rev. Series 1999A (Port of Cleveland Bond Fund
                          Capital Imprv. Proj.), 5.375%, 5/15/19                                                          298,546
                       Cleveland-Cuyahoga Port. Auth. Dev. Rev.:
            700,000       Series 2004D (Garfield Heights Proj.), 5.25%, 5/15/23                                           713,419
            610,000       Series 2004E (Meyers Univ. Proj.), 4.65%, 5/15/14                                               613,758
            530,000       Series 2004E (Meyers Univ. Proj.), 5.60%, 5/15/25                                               547,930
            275,000       Series 2005B (Fairmount Proj.), 5.125%, 5/15/25                                                 278,921
          1,000,000    Dayton Special Facs. Rev. Refunding Series 1998A (Emery Air Freight Proj.), 5.625%,
                          2/1/18                                                                                        1,053,270
                                                                                                                 ----------------
                                                                                                                        6,503,393
                                                                                                                 ----------------
    OKLAHOMA (2.5%)
                       Citizen Potawatomi Nation Tax Rev. Series 2004-A:
            660,000       5.00%, 9/1/08                                                                                   659,023
            500,000       6.50%, 9/1/16                                                                                   525,275
                       Langston Econ. Dev. Auth. Rev. Series 2005-A (Langston Univ. Proj.) (ACA insured):
          1,000,000       5.00%, 5/1/30                                                                                 1,016,350
            250,000       5.00%, 5/1/35                                                                                   252,960
            200,000    Comanche Co. Hosp. Auth. Rev.,
                          Refunding Series 2004 (Radian insured), 3.75%, 7/1/06                                           200,208
                       Norman Regl. Hosp. Auth. Rev.:
          1,500,000       Refunding Series 1996-A (MBIA insured), 5.625%, 9/1/16                                        1,550,550

=================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
            250,000       Refunding Series 1996-A (MBIA insured), 5.625%, 9/1/21                                          258,210
            500,000       Series 2005, 5.50%, 9/1/24                                                                      515,845
            335,000    Stillwater Med. Ctr. Auth. Rev. Series 2005, 4.50%, 5/15/07                                        337,546
          1,345,000    Tulsa Industrial Auth. Educ. Fac. Rev. Refunding Series 1999B (Holland Hall School
                          Proj.), 5.00%, 12/1/14                                                                        1,386,063
            995,000    Valley View Hosp. Auth. Rev. Refunding Series 1996, 6.00%, 8/15/14                               1,025,885
          1,250,000    Washington Co. Med. Auth. Rev. Bartlesville Ref. Series 1996 (Jane Phillips Med. Ctr.
                          Proj.), (Connie Lee insured), 5.50%, 11/1/10                                                  1,283,338
                                                                                                                 ----------------
                                                                                                                        9,011,253
                                                                                                                 ----------------
    OREGON (1.0%)
          3,005,000    Cow Creek Band Umpqua Tribe of Indians Rev. Series 1998B (Ambac insured), 5.10%, 7/1/12          3,030,663
            200,000    Klamath Falls Intercmnty. Hosp. Auth. Rev. Refunding Series 2002 (Merle West Med. Ctr.
                          Proj.), 5.20%, 9/1/09                                                                           204,762
            255,000    OR Hsg. & Cmty. Svcs. Dept. Mtg. Rev. Series 2000K, 5.70%, 7/1/22                                  256,703
                                                                                                                 ----------------
                                                                                                                        3,492,128
                                                                                                                 ----------------
    PENNSYLVANIA (5.2%)
            200,000    Abington Co. School Dist. G.O. Series 1997 (FGIC insured), 5.125%, 5/15/26                         203,838
                       Allegheny Co. Hosp. Dev. Auth. Rev. Series 2003-A (Ohio Valley Gen. Hosp. Proj.):
            245,000       3.30%, 4/1/08                                                                                   240,700
            135,000       3.875%, 4/1/10                                                                                  133,835
            500,000    Beaver Co. Area School Dist. G.O. Series 2001, (FGIC insured), 4.85%, 1/15/19                      504,410
                       Beaver Co. Indus. Dev. Auth. Pollution Ctrl. Rev.:
            240,000       Series 1977 (St. Joe Minerals Corp. Proj.), 6.00%, 5/1/07                                       242,580
            300,000       Series 1995-A (Ambac insured) (OH Edison Beaver Valley Proj.), 7.05%, 10/1/20                   306,906
          1,150,000       Refunding Series 1995A (Toledo Edison Proj.), 7.75%, 5/1/20                                   1,175,507
            565,000    Chartiers Valley Industrial & Commercial Dev. Auth. Rev. Refuning Series 2003-A
                          (Friendship Village South Proj.), 4.75%, 8/15/11                                                570,317
             85,000    Delaware Co. Auth. Hosp. Rev. Series 1994 (Crozer-Chester Proj.)(MBIA insured), 5.30%,
                          12/15/20                                                                                         85,110
          2,750,000    Grove City Area Hosp. Auth. Rev. Series 1998 (United Cmnty. Hosp. Proj.), 5.25%, 7/1/12          2,760,533
                       Horizon Hosp. System Auth. Hosp. Rev. Series 1996 (Horizon Hosp. Sys.):
            715,000       6.15%, 5/15/08                                                                                  735,535
            710,000       6.25%, 5/15/09                                                                                  730,299
          1,145,000       6.30%, 5/15/11                                                                                1,177,862
                       Lehigh Co. General Purpose Auth.:
            500,000       Rev. Refunding Series 1996-B (Cedar Crest College), 6.65%, 4/1/17                               511,950
            495,000       Rev. Series 2004-A (Good Shepherd Group), 4.00%, 11/1/09                                        497,901
            320,000    Montgomery Co. Indus. Dev. Auth. Retirement Cmnty. Rev. Series 1998, 5.25%, 11/15/28               325,619
          1,100,000    PA Econ. Dev. Fin. Auth. Rev. Series 1998-A (Northwestern Human Svcs. Proj.) (ACA
                          insured), 4.875%, 6/1/08                                                                      1,113,959
                       PA Hgr. Educ. Fac. Auth. Hlth. Svcs. Rev. Series 1996-A (Allegheny Delaware Valley
                          Obligated Group, Inc.) (MBIA insured):
            150,000       5.500%, 11/15/08                                                                                157,690
          3,890,000       5.875%, 11/15/16                                                                              4,049,762
                       PA Higher Educ. Fac. Auth.  Rev. Series (Widener Univ. Proj.):
            100,000       3.00%, 7/15/07                                                                                   99,236
            190,000       3.10%, 7/15/08                                                                                  187,720
            590,000    PA Hgr. Educ. Fac. Auth. Rev. Series 2000 (Univ. of the Arts Proj.) (Radian insured),
                          5.75%, 3/15/30                                                                                  625,601
            775,000    Philadelphia Hosp. & Hgr. Educ. Fac. Auth. Hosp. Rev. Series 1993-A (Temple Univ. Hosp.
                          Proj.), 6.50%, 11/15/08                                                                         812,758
          1,200,000    Washington Co. Auth. Rev. Series 1999, 6.15%, 12/1/29                                            1,284,528
                                                                                                                 ----------------
                                                                                                                       18,534,156
                                                                                                                 ----------------
    PUERTO RICO (0.4%)
          1,250,000    Puerto Rico Aqueduct & Swr. Auth. Rev. Refunding Series 1995, 5.00%, 7/1/19                      1,276,175
                                                                                                                 ----------------
    RHODE ISLAND (0.5%)
            995,000    RI Hsg. & Mtg. Fin. Corp. Rental Hsg. Program Rev. Series 1993A (Section 8), 5.65%,
                          10/1/08                                                                                         995,985
            260,000    RI Clean Water Protection Fin. Agy. Pooled Lien Rev. Series 1995A (MBIA insured),
                          5.375%, 10/1/15                                                                                 265,645
            260,000    RI Hlth. & Educ. Bldg. Corp. Rev. Series 1997 (Steere House Proj.), 5.375%, 7/1/07                 263,830
            280,000    RI Hlth. & Educ. Bldg. Corp. Rev. Series 1996 (Roger Williams Univ.)(Connie Lee insured),
                          5.375%, 11/15/24                                                                                289,671
                                                                                                                 ----------------
                                                                                                                        1,815,131
                                                                                                                 ----------------

=================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
    SOUTH CAROLINA (0.8%)
            400,000    Charleston Educ. Excellence Fin. Rev. Series 2005 (Charleston Co. Schl. Dist. Proj.),
                          5.25%, 12/1/20                                                                                  430,744
                       Newberry Investing Children's Educ. Installment Rev. Series 2005 (Newberry Co. School
                          Dist. Proj.):
            500,000       3.50%, 12/1/07                                                                                  498,585
            245,000       4.00%, 12/1/08                                                                                  246,693
          1,000,000       5.25%, 12/1/21                                                                                1,048,910
            650,000    SC Educ. Facs. Auth. Rev. Series 1996A (Furman Univ. Proj.)(MBIA insured), 5.50%, 10/1/26          671,872
                                                                                                                 ----------------
                                                                                                                        2,896,804
                                                                                                                 ----------------
    SOUTH DAKOTA (0.7%)
            500,000    SD Bldg. Auth. Lease Rev. Series 1996-A, 5.30%, 12/1/11                                            518,255
          1,350,000    SD Hlth. & Educ. Fac. Auth. Rev Series 2001C (Sioux Valley Hosp. & Health Sys. Proj.)
                         (LOC US Bank) (Mandatory Put 11/1/06), 4.85%, 11/1/19                                          1,355,508
                       SD Hlth. & Educ. Fac. Auth. Rev. (Huron Regional Med. Ctr. Proj.):
            400,000       Series 1994, 7.25%, 4/1/20                                                                      403,032
             75,000       Ref. Series 2006, 4.00%, 4/1/06                                                                  75,032
            100,000       Ref. Series 2006, 4.00%, 4/1/07                                                                 100,080
            125,000       Ref. Series 2006, 4.25%, 4/1/08                                                                 125,548
                                                                                                                 ----------------
                                                                                                                        2,577,455
                                                                                                                 ----------------
    TENNESSEE (2.6%)
            750,000    Johnson City Power Board Elec. Sys. Rev. Sub Antic Notes Series 2005, 3.50%, 9/1/10                739,357
                       Metro Govt. Nashville & Davidson Co. Indus. Dev. Brd. Rev. Refunding:
            250,000       Series 1994-A (Section 8) (FNMA collateralized), 6.00%, 4/1/24                                  252,273
            240,000       Series 2001-A (GNMA collateralized), 6.625%, 3/20/36                                            264,946
                       Shelby Co. Hlth., Educ. & Hsg. Fac. Board Multifamily  Hsg. Rev.:
                          (CME Memphis Apts. Proj.):
          1,850,000          Senior Series 1998-A, 5.35%, 1/1/19 (3)                                                      942,020
          7,875,000          Senior Series 1998-A, 5.55%, 1/1/29 (3)                                                    3,931,830
          1,630,000          Subordinate Series 1998-C, 6.00%, 1/1/29 (3)                                                  28,525
                         (Eastwood Park Apts. Proj.):
          1,000,000          Senior Series 1995-A2, 6.40%, 9/1/25 (3)                                                     697,180
            405,000          Subordinate Series 1995-C, 7.50%, 9/1/25 (3)                                                  40,500
                          (Raleigh Forest & Sherwood Apts. Proj.):
          2,670,000          Senior Series 1996-A, 6.60%, 1/1/26 (3)                                                    2,257,779
            610,000          Subordinate Series 1996-C, 7.25%, 1/1/26 (3)                                                  61,000
                                                                                                                 ----------------
                                                                                                                        9,215,410
                                                                                                                 ----------------
    TEXAS (13.7%)
          2,500,000    Arlington Special Oblig. Rev. Series 2005-A (Special Tax-Dallas Cowboys Proj.), 5.00%,
                          8/15/34                                                                                       2,651,875
                       Austin Convention Enterprises, Inc. (Convention Ctr.) Revenue:
            750,000       Series 2001-A (Convention Center), 6.375%, 1/1/16                                               790,912
            850,000       Series 2001-B (ZC Specialty Ins. Co.), 5.75%, 1/1/16                                            906,406
            500,000       Series 2001-B (ZC Specialty Ins. Co.), 6.00%, 1/1/23                                            533,010
                       Austin Utilities System Rev. Refunding:
             20,000       Series 1993 (MBIA insured), 5.25%, 5/15/18                                                       20,029
            500,000       Series 1997, 5.125%, 11/15/13                                                                   514,920
          1,000,000    Bell Co. Hlth. Fac. Dev. Corp. Retirement Fac. Rev. Series 1998 (Buckner Retirement
                          Services, Inc. Obligated Group, Proj.), 5.00%, 11/15/11                                       1,030,720
                       Beaumont HA Multifamily Mtg. Rev. Series 1993-A (Section 8):
            260,000       6.65%, 11/1/07                                                                                  254,423
            590,000       6.75%, 11/1/10                                                                                  556,093
          1,500,000    Bexar Co. Hlth. Fac. Dev. Corp. Rev. Refunding Series 1993 (Incarnate Word Hlth. Svcs.
                          Proj.), (FSA insured), 6.10%, 11/15/23                                                        1,559,025
                       Bexar Co. HFC Multifamily Hsg. Rev.:
            570,000       Subordinated Series 2000-C (Honey Creek Apts. Proj.), 8.00%, 4/1/30                             572,103
            160,000       Subordinated Series 2001-B (American Oppty. Hsg. Dublin Kingswood & Waterford Apts.
                             Proj.), 7.50%, 12/1/14                                                                       165,770
            545,000    Bexar Co. Rev. Series 2000 (Venue Proj.)(MBIA insured), 5.75%, 8/15/22                             579,896
            650,000    Brazos River Hbr. Nav. Dist Rev. Series 2002-B-2 (Dow Chemical Co. Proj.), 4.75%, 5/15/33          662,278
          6,227,000    Dallas HFC Multifamily Mtg. Rev. Series 1998-A (GNMA collateralized) (Towne Ctr. Apts.
                          Proj.), 6.75%, 10/20/32                                                                       6,735,933
            200,000    Denison Hosp. Rev. Series 1997 (Texoma Med. Ctr., Inc. Proj.), 6.125%, 8/15/17                     203,764
            500,000    Garza Co. Public Hlth. Fac. Corp. Rev. Ref. Series 2005, 4.50%, 10/1/06                            501,585
            500,000    Harris Co. Rev. Refunding Sr. Lien Series 2005-A (Toll Road Proj.) (FSA insured), 5.25%,
                          8/15/35                                                                                         523,155
                       Hidalgo Co. Hlth. Svcs. Rev. Series 2005 (Mission Hosp., Inc. Proj.):
            255,000       4.00%, 8/15/06                                                                                  255,099
            515,000       4.00%, 2/15/07                                                                                  514,979
            700,000       5.00%, 8/15/19                                                                                  708,820
            750,000    Houston Cmnty. College G.O. Refunding Series 2005, 5.00%, 2/15/12                                  762,150

=================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
            655,000    Kerrville Hlth. Fac. Dev. Corp. Hosp. Rev. Series 2005 (Peterson Memorial Hosp. Proj.),
                          4.125%, 8/15/10                                                                                 654,044
            500,000    Lewisville Combination Contract Rev. Refunding Series 2004 (ACA insured), 5.75%, 9/1/12            547,685
             68,409    Midland HFC Single Family Mtg. Rev. Refunding Series 1992 A-2, 8.45%, 12/1/11                       70,548
                       Mesquite Hlth. Fac. Dev. Corp. Retirement Fac. Rev. (Christian Care Ctr. Proj.):
          1,000,000       Series 1996-A, 6.30%, 2/15/12                                                                 1,011,860
            755,000       Series 2000-A, 7.00%, 2/15/10                                                                   806,876
            750,000       Series 2005, 5.00%, 2/15/15                                                                     764,048
            500,000    North Central Hlth. Fac. Dev. Corp. Rev. Refunding Series 1995 (Baylor Hlth. Care Sys.),
                          5.50%, 5/15/13                                                                                  513,450
          7,272,000    Nortex Hsg. Fin. Corp. Multifamily Hsg. Rev. Series 1999 (GNMA collateralized) (Highland
                          Oaks Apts. Proj.), 6.75%, 9/20/32                                                             7,845,470
            500,000    Red River Auth. Pollution Ctrl. Rev. Refunding Series 1991 (Ambac insured), 5.20%, 7/1/11          516,090
                       Richardson Hosp. Auth. Rev. Refunding Series 1998 (Baylor/Richardson Proj.):
            500,000       5.50%, 12/1/18                                                                                  518,215
          1,375,000       5.625%, 12/1/28                                                                               1,417,089
                       Tarrant Co. Hlth. Facs. Dev. Corp. Rev. Series 1997-A:
            750,000       (Hlth. Resources Sys. Proj.), 5.25%, 2/15/22                                                    787,388
            315,000       (So. Central Nursing Proj.), 6.00%, 1/1/37                                                      343,303
                       Tarrant Co. HFC Multifamily Hsg. Rev:
            530,000       Senior Series 2001-A (Westridge Apts. Proj.), 5.50%, 6/1/11                                     245,671
            485,000       Subordinate Series 2001-C (Crossroads Apt. Proj.), 7.25%, 12/1/36 (3)                           145,413
                       Tomball Co. Hosp. Auth. Rev. Ref. Series 2005, 4.00%, 7/1/06
            500,000       Series 2005, 4.00%, 7/1/06                                                                      500,495
            250,000       Series 2005, 5.00%, 7/1/10                                                                      258,803
          1,000,000       Series 2005, 5.00%, 7/1/11                                                                    1,031,750
                       TX Affordable Hsg. Corp. Multifamily Hsg. Rev:
            735,000       Senior Series 2001-A (NHT / GTEX Proj.)(MBIA insured), 4.10%, 10/1/08                           734,912
            740,000       Junior Series 2001-B (NHT / GTEX Proj.), 6.75%, 10/1/16 (3)                                     148,888
                       TX Dept. Hsg. & Cmnty. Affairs Multifamily Hsg. Rev.:
            850,000       Senior Series 1996-A (Harbors & Plumtree Apts. Proj.), 6.35%, 7/1/16                            871,463
          3,610,000       Senior Series 1996-A (Harbors & Plumtree Apts. Proj.), 6.45%, 7/1/26                          3,699,781
            855,000       Subordinate Series 1996-C (Harbors & Plumtree Apts. Proj.), 7.375%, 7/1/26                      872,870
            730,000    TX Public Property Fin. Corp. Mental Hlth. & Mental Retardation Rev. Series 1996, 6.20%,
                          9/1/16                                                                                          746,272
            695,000    TX Turnnpike Auth. Rev. Series 1995 (George Bush Turnpike Proj.)(FGIC insured), 5.00%,
                          1/1/25                                                                                          709,463
                       TX Water Dev. Brd. State Revolving Fund Sr. Lien Rev.:
            500,000       Series 1996-A, 5.25%, 7/15/17                                                                   504,940
            250,000       Series 1996-B, 5.125%, 7/15/18                                                                  254,165
            500,000       Series 1997-B, 5.00%, 7/15/19                                                                   515,695
            295,000    Tyler Hlth. Facs. Dev. Corp. Rev. Series 1997-B (East TX Med. Ctr. Proj.), 5.60%, 11/1/27          309,620
            400,000    Weslaco Hlth. Fac. Dev. Series 2002 (Knapp Med. Ctr. Proj.), 5.00%, 6/1/07                         405,320
                                                                                                                 ----------------
                                                                                                                       48,754,532
                                                                                                                 ----------------
    UTAH (0.7%)
            725,000    Eagle Mountain Water & Sewer Rev. Refunding Series 2000 (ACA insured), 5.60%, 11/15/13             774,148
                       Salt Lake Co. College Rev. (Westminster College Proj.):
          1,000,000       Series 1997, 5.75%, 10/1/27                                                                   1,039,480
                          Series 1999:
            120,000          5.15%, 10/1/11                                                                               125,834
            125,000          5.20%, 10/1/12                                                                               130,581
            130,000          5.25%, 10/1/13                                                                               135,590
            240,000    UT Hsg. Finance Agy. Multifamily Refunding Rev. Series 1996A (Section 8)
                          (FHA insured), 6.10%, 7/1/22                                                                    247,894
                                                                                                                 ----------------
                                                                                                                        2,453,527
                                                                                                                 ----------------
    VERMONT (0.3%)
                       VT Educ. & Hlth. Bldgs. Financing Agency Rev.:
            420,000       Series 1998 (Norwich Univ. Proj.), 5.13%, 7/1/09                                                435,460
            150,000       Series 2002A (Developmental & Mental Hlth. Proj.), 4.375%, 6/15/07                              149,169
            400,000       Series 2003A (Vermont Law School Proj.), 5.00%, 1/1/13                                          408,944
                                                                                                                 ----------------
                                                                                                                          993,573
                                                                                                                 ----------------
    VIRGINIA (0.7%)
            415,000    Alexandria Industrial Dev. Auth. Rev. Pollution Control Refunding Series 1994 (Potomac
                          Electric Proj.), (MBIA insured), 5.375%, 2/15/24                                                415,950
            650,000    Chesapeake Hosp. Auth. Fac. Rev. Refunding Series 2004A (Chesapeake Gen. Hosp. Proj.),
                          4.25%, 7/1/16                                                                                   630,428

=================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
            250,000    Chesterfield Co. Industrial Dev. Auth. Pollution Ctrl. Rev. Series 1987A Rmktg.
                          (VA Elec. & Power Co. Proj.), 5.875%, 6/1/17                                                    272,407
                       Prince William Co. Indus. Dev. Auth. Educ. Fac. Rev. Series 2003 (Catholic Diocese
                          Arlington):
          1,000,000       4.375%, 10/1/13                                                                               1,009,110
            100,000       5.00%, 10/1/18                                                                                  103,358
                                                                                                                 ----------------
                                                                                                                        2,431,253
                                                                                                                 ----------------
    WASHINGTON (0.7%)
            200,000    Energy Northwest Wind Proj. Rev. Series 2001B, 4.55%, 7/1/06                                       200,572
            500,000    Skagit Co. Public Hosp. Dist. No. 001  Rev. Series 2005 (Skagit Valley Hosp. Proj.),
                          5.50%, 12/1/13                                                                                  533,395
            125,000    Sumner Impt. Dist. No. 70 Special Assessment Series 2005, 2.75%, 1/15/22                           124,969
            500,000    WA G.O. Variable Purpose Series 2001-A (FSA insured), 5.00%, 7/1/22                                525,320
            500,000    WA HFC Nonprofit Hsg. Rev. Refunding Series 1995A (Horizon House Proj.), 6.125%, 7/1/27            510,040
            260,000    WA Hgr. Educ. Fac. Auth. Rev. Refunding Series 1998 (Univ. Puget Sound Proj.)
                          (MBIA insured), 5.375%, 10/1/30                                                                 271,133
            400,000    WA Tobacco Settlement Fing. Corp Asset-Backed Rev. Series 2002, 5.00%, 6/1/08                      406,632
                                                                                                                 ----------------
                                                                                                                        2,572,061
                                                                                                                 ----------------
    WEST VIRGINIA (1.4%)
          3,500,000    Pleasants Co. Pollution Ctrl. Rev. Series 1995C (Monongahela Pwr. Co.), 6.15%, 5/1/15            3,543,085
          1,250,000    WV Schl. Bldg. Auth. Rev. Ref. Cap. Impt. Series 1997-B (FSA insured), 5.40%, 7/1/17             1,309,800
                                                                                                                 ----------------
                                                                                                                        4,852,885
                                                                                                                 ----------------
    WISCONSIN (4.0%)
              5,000    WI Hsg. & Econ. Dev. Auth. Home Ownership Rev. Series 1997A, 6.00%, 3/1/17                           5,171
          1,000,000    WI HEDA Hsg. Rev. Series 1993C (MBIA insured)(Section 8), 5.80%, 11/1/13                         1,001,150
                       WI Hlth. & Educ. Fac. Auth. Rev.:
            550,000       Series 1995 (Franciscan Sisters Proj.)(Connie Lee insured), 5.50%, 2/15/14                      561,731
            175,000       Series 1996 (Meriter Hosp., Inc. Proj.), 6.00%, 12/1/06                                         177,331
            850,000       Refunding Series 1997B, (United Hlth. Grp., Inc. Proj.), 5.50%, 12/15/20                        894,804
            195,000       Series 1998 (Lawrence Univ. Proj.), 5.125%, 4/15/28                                             196,018
            420,000       Series 1999 (FH Hlth. Care Dev. Inc Proj.), 5.625%, 11/15/09                                    434,645
                          Series 1999 (Kenosha Hosp. & Med. Ctr., Inc. Proj.):
            670,000          5.00%, 5/15/06                                                                               673,745
            705,000          5.10%, 5/15/07                                                                               718,804
            740,000          5.15%, 5/15/08                                                                               763,761
            820,000          5.35%, 5/15/10                                                                               865,461
            865,000          5.45%, 5/15/11                                                                               912,653
          1,605,000       Series 1999A (Aurora Hlth. Care Proj), 5.60%, 2/15/29                                         1,647,484
            200,000       Series 1999B (Aurora Hlth. Care Proj), 5.50%, 2/15/15                                           206,880
            500,000       Series 1999B (Aurora Hlth. Care Proj)(ACA insured), 5.625%, 2/15/29                             513,905
            780,000       Series 1999 (FH Hlth. Care Dev., Inc. Proj.), 6.25%, 11/15/28                                   862,384
            900,000       Series 1999 (Divine Savior, Inc. Proj.)(ACA insured), 5.70%, 6/1/28                             935,919
                          Series 2001 (Agnesian Healthcare, Inc. Proj.):
            150,000          5.00%, 7/1/06                                                                                151,111
            550,000          6.00%, 7/1/17                                                                                591,068
            340,000          6.00%, 7/1/21                                                                                363,589
            500,000       Series 2003 (Synergy Hlth., Inc. Proj.), 6.00%, 11/15/23                                        540,720
            105,000       Series 2004A (Three Pillars Sr. Living Proj.), 4.15%, 8/15/11                                   103,387
            450,000       Series 2004 (Blood Ctr. Southeastern Proj.), 5.50%, 6/1/24                                      472,540
            600,000       Series 2005 (Vernon Mem. Hlth. Care Inc. Proj.), 4.65%, 3/1/15                                  593,130
                                                                                                                 ----------------
                                                                                                                       14,187,391
                                                                                                                 ----------------
    WYOMING (0.2%)
            615,000    Sweetwater Co. Pollution Ctrl. Rev. Refunding Series 1996A (Idaho Pwr. Co. Proj.),
                          6.05%, 7/15/26                                                                                  633,745
                                                                                                                 ----------------

Total municipal bonds
            (cost:  $347,224,502)                                                                                     341,505,507
                                                                                                                 ----------------

CLOSED-END MUTUAL FUNDS (0.7%) (2)
             62,700   Blackrock Insured Municipal Term Trust 2008                                                         959,310
             20,000   Blackrock NY Insured Municipal Term Trust 2008                                                      306,000
              7,000   MBIA Cap/Claymore Managed Duration Investment Grade Municipal Fund                                   86,870
              8,000   Van Kampen Muni Trust                                                                               112,320
             27,000   Van Kampen Trust Investment Grade Muni Fund                                                         390,690
              3,700   Van Kampen Muni Opportunity Fund                                                                     53,798
             57,100   Van Kampen Select Muni Fund                                                                         703,472
                                                                                                                 ----------------

=================================================================================================================================
TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)
=================================================================================================================================
   QUANTITY/PAR ($)    NAME OF ISSUER                                                                            MARKET VALUE (1)
---------------------------------------------------------------------------------------------------------------------------------
Total closed-end mutual funds
          (cost:  $2,643,458)                                                                                           2,612,460
                                                                                                                 ----------------

SHORT-TERM SECURITIES (2.3%) (2)
          5,790,720   Dreyfus Tax-Exempt Cash Management Fund, 2.88%                                                    5,790,720
          2,250,000   SD Hlth. & Educ. Facs. Auth. Rev. Series 2004 (Avera Hlth. Proj.), variable rate, 7/1/24          2,250,000
                                                                                                                 ----------------

Total short-term securities
          (cost:  $8,040,720)                                                                                           8,040,720
                                                                                                                 ----------------


Total investments in securities
          (cost:  $357,908,680)                                                                                      $352,158,687
                                                                                                                 ----------------

Other Assets and Liabilities, Net (+1.0%)                                                                               3,542,152

                                                                                                                 ----------------
Total Net Assets                                                                                                     $355,700,839
                                                                                                                 ================


                                                                                                                 ----------------
Aggregate Cost                                                                                                        357,908,680
                                                                                                                 ----------------

Gross Unrealized Appreciation                                                                                           4,606,119
Gross Unrealized Depreciation                                                                                         (10,356,112)
                                                                                                                 ----------------
Net Unrealized Appreciation(Depreciation)                                                                              (5,749,993)
                                                                                                                 ================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.

ITEM 2.  CONTROLS AND PROCEDURES
         -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds II, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company
         Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS
         --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds II, Inc.
-------------------------

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    February 16, 2006
         -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    February 16, 2006
         -----------------


By:      /s/ Eugene C. Sit
         ----------------------------
         Eugene C. Sit
         Chairman

Date:    February 16, 2006
         -----------------